Statement of Additional Information March 1, 2013, as supplemented on September 19, 2013 and October 29, 2013 This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following Funds (“Funds”) of Global X Funds (“Trust”) as such Prospectus may be revised or supplemented from time to time: Global X China Consumer ETF (CHIQ) Global X China Energy ETF (CHIE) Global X China Financials ETF (CHIX) Global X China Industrials ETF (CHII) Global X China Materials ETF (CHIM) Global X China Mid Cap ETF (CHIA) Global X NASDAQ China Technology ETF (QQQC) Global X Brazil Consumer ETF (BRAQ) Global X Brazil Financials ETF (BRAF) Global X Brazil Industrials ETF [ ] Global X Brazil Materials ETF [ ] Global X Brazil Mid Cap ETF (BRAZ) Global X Brazil Utilities ETF (BRAU) Global X FTSE Andean 40 ETF (AND) Global X FTSE Argentina 20 ETF (ARGT) Global X FTSE ASEAN 40 ETF (ASEA) Global X FTSE Bangladesh Index ETF [ ] Global X FTSE Colombia 20 ETF (GXG) Global X FTSE Greece 20 ETF (GREK) Global X FTSE Nordic Region ETF (GXF) Global X FTSE Norway 30 ETF (NORW) Global X Czech Republic Index ETF [ ] Global X Nigeria Index ETF (NGE) Global X Pakistan KSE-30 ETF (PAK) Global X Qatar ETF [ ] Global X Central Asia & Mongolia Index ETF (AZIA) Global X Copper Miners ETF (COPX) Global X Fertilizers/Potash ETF (SOIL) Global X Gold Explorers ETF (GLDX) Global X Junior Miners ETF (JUNR) Global X Lithium ETF (LIT) Global X Pure Gold Miners ETF (GGGG) Global X Silver Miners ETF (SIL) Global X Uranium ETF (URA) Global X SuperDividend ETF (SDIV) Global X Canada Preferred ETF (CNPF) Global X Risk Parity ETF (RISK) Global X Social Media Index ETF (SOCL) Global X Rare Earths ETF (RERX) Global X Strategic Metals ETF (SMX) Global X Advanced Materials ETF [ ] Global X Cement ETF [ ] Global X Land ETF [ ] Global X FTSE Railroads ETF [ ] Global X FTSE Toll Roads & Ports ETF [ ] Global X Central America Index ETF [ ] Global X Central and Northern Europe ETF [ ] Global X Southern Europe ETF [ ] Global X Eastern Europe ETF [ ] Global X Emerging Africa ETF (AFR) Global X Sub-Saharan Africa Index ETF [ ] Global X FTSE Frontier Markets ETF [ ] Global X Next Emerging & Frontier ETF (EMFM) Global X S&P Pan Arab Index ETF [ ] Global X FTSE Morocco 20 Index ETF [ ] Global X FTSE Portugal 20 ETF [ ] Global X FTSE Sri Lanka Index ETF [ ] Global X FTSE Ukraine Index ETF [ ] Global X FTSE United Arab Emirates 20 ETF (UAEX) Global X Hungary Index ETF [ ] Global X Kazakhstan Index ETF [ ] Global X Kuwait ETF [ ] Global X Luxembourg ETF [ ] Global X Slovakia Index ETF [ ] Each Fund’s Prospectus is dated March 1, 2013, as supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The financial statements and notes contained in the Annual Report of the Trust are incorporated by reference into and are deemed to be part of this SAI. A copy of the Prospectus and Annual Report may be obtained without charge by writing to SEI Investments Global Funds Services, One Freedom Valley Drive Oaks, PA 19456, calling 1-888-GXFund-1 (1-888-493- 8631) or visiting www.globalxfunds.com. The principal U.S. national stock exchange on which all operational Funds (other than the Global X NASDAQ China Technology ETF and Global X Social Media Index ETF) identified in this SAI are listed on is NYSE Arca. The Global X NASDAQ China Technology ETF and Global X Social Media Index ETF are listed on NASDAQ OMX. The NYSE Arca and NASDAQ OMX collectively are referred to herein as “Exchange.”

TABLE OF CONTENTS GENERAL DESCRIPTION OF THE TRUST AND FUNDS ................................................................................. 3 ADDITIONAL INVESTMENT INFORMATION ................................................................................................... 3 EXCHANGE LISTING AND TRADING ............................................................................................................ 3 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS .............................................................................. 4 PORTFOLIO TURNOVER ................................................................................................................................. 17 INFORMATION REGARDING THE INDEXES AND THE INDEX PROVIDERS .................................... 17 INVESTMENT RESTRICTIONS....................................................................................................................... 27 CONTINUOUS OFFERING ............................................................................................................................... 29 PORTFOLIO HOLDINGS .................................................................................................................................. 29 MANAGEMENT OF THE TRUST ......................................................................................................................... 30 BOARD OF TRUSTEES AND OFFICERS ....................................................................................................... 30 STANDING BOARD COMMITTEES ............................................................................................................... 34 TRUSTEE OWNERSHIP OF FUND SHARES ................................................................................................. 35 TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES ........... 35 TRUSTEE COMPENSATION ............................................................................................................................ 36 CODE OF ETHICS .............................................................................................................................................. 36 PORTFOLIO MANAGERS ................................................................................................................................ 39 BROKERAGE TRANSACTIONS ...................................................................................................................... 40 PROXY VOTING ................................................................................................................................................. 41 SUB-ADMINISTRATOR..................................................................................................................................... 42 DISTRIBUTOR .................................................................................................................................................... 42 CUSTODIAN AND TRANSFER AGENT ......................................................................................................... 43 DESCRIPTION OF SHARES ............................................................................................................................. 43 BOOK-ENTRY ONLY SYSTEM ....................................................................................................................... 45 PURCHASE AND REDEMPTION OF CREATION UNITS ............................................................................... 46 CREATION UNIT AGGREGATIONS .............................................................................................................. 46 PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS .................................................. 46 REDEMPTION OF CREATION UNITS ........................................................................................................... 51 TAXES ........................................................................................................................................................................ 54 FEDERAL - GENERAL INFORMATION ........................................................................................................ 55 BACK-UP WITHHOLDING ............................................................................................................................... 57 SECTIONS 351 AND 362 ..................................................................................................................................... 57 QUALIFIED DIVIDEND INCOME ................................................................................................................... 57 CORPORATE DIVIDENDS RECEIVED DEDUCTION ................................................................................ 58 NET CAPITAL LOSS CARRYFORWARDS.................................................................................................... 58 EXCESS INCLUSION INCOME........................................................................................................................ 58 TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS ...................... 58 SALES OF SHARES ............................................................................................................................................ 63 OTHER TAXES .................................................................................................................................................... 63 FOREIGN TAXES ............................................................................................................................................... 63 TAXATION OF NON-U.S. SHAREHOLDERS ................................................................................................ 63 REPORTING ........................................................................................................................................................ 64 NET ASSET VALUE ................................................................................................................................................ 65 DIVIDENDS AND DISTRIBUTIONS ..................................................................................................................... 65 GENERAL POLICIES ......................................................................................................................................... 65 DIVIDEND REINVESTMENT SERVICE ........................................................................................................ 65 FINANCIAL STATEMENTS .............................................................................................................................. 66 OTHER INFORMATION ........................................................................................................................................ 66 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .................................................... 66 INDEPENDENT TRUSTEE COUNSEL ............................................................................................................ 74 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................................................................ 74 ADDITIONAL INFORMATION ........................................................................................................................ 75 APPENDIX A .......................................................................................................................................................... A-1

3 GENERAL DESCRIPTION OF THE TRUST AND FUNDS As of the date of this SAI, the Trust currently consists of 79 investment portfolios, 36 of which are operational. The Trust was formed as a Delaware Statutory Trust on March 6, 2008 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (“Securities Act”). Each Fund is “non-diversified” and, as such, the Fund’s investments are not required to meet certain diversification requirements under the 1940 Act. This SAI relates only to the following Funds: Global X China Consumer ETF (CHIQ) Global X China Energy ETF (CHIE) Global X China Financials ETF (CHIX) Global X China Industrials ETF (CHII) Global X China Materials ETF (CHIM) Global X China Mid Cap ETF (CHIA) Global X NASDAQ China Technology ETF (QQQC) Global X Brazil Consumer ETF (BRAQ) Global X Brazil Financials ETF (BRAF) Global X Brazil Industrials ETF [ ] Global X Brazil Materials ETF [ ] Global X Brazil Mid Cap ETF (BRAZ) Global X Brazil Utilities ETF (BRAU) Global X FTSE Andean 40 ETF (AND) Global X FTSE Argentina 20 ETF (ARGT) Global X FTSE ASEAN 40 ETF (ASEA) Global X FTSE Bangladesh Index ETF [ ] Global X FTSE Colombia 20 ETF (GXG) Global X FTSE Greece 20 ETF (GREK) Global X FTSE Nordic Region ETF (GXF) Global X FTSE Norway 30 ETF (NORW) Global X Czech Republic Index ETF [ ] Global X Nigeria Index ETF (NGE) Global X Pakistan KSE-30 ETF (PAK) Global X Qatar ETF [ ] Global X Central Asia & Mongolia Index ETF (AZIA) Global X Copper Miners ETF (COPX) Global X Fertilizers/Potash ETF (SOIL) Global X Gold Explorers ETF (GLDX) Global X Junior Miners ETF (JUNR) Global X Lithium ETF (LIT) Global X Pure Gold Miners ETF (GGGG) Global X Silver Miners ETF (SIL) Global X Uranium ETF (URA) Global X SuperDividend ETF (SDIV) Global X Canada Preferred ETF (CNPF) Global X Risk Parity ETF (RISK) Global X Social Media Index ETF (SOCL) Global X Rare Earths ETF (RERX) Global X Strategic Metals ETF (SMX) Global X Advanced Materials ETF [ ] Global X Cement ETF [ ] Global X Land ETF [ ] Global X FTSE Railroads ETF [ ] Global X FTSE Toll Roads & Ports ETF [ ] Global X Central America Index ETF [ ] Global X Central and Northern Europe ETF [ ] Global X Southern Europe ETF [ ] Global X Eastern Europe ETF [ ] Global X Emerging Africa ETF (AFR) Global X Sub-Saharan Africa Index ETF [ ] Global X FTSE Frontier Markets ETF [ ] Global X Next Emerging & Frontier ETF(EMFM) Global X S&P Pan Arab Index ETF [ ] Global X FTSE Morocco 20 Index ETF [ ] Global X FTSE Portugal 20 ETF [ ] Global X FTSE Sri Lanka Index ETF [ ] Global X FTSE Ukraine Index ETF [ ] Global X FTSE United Arab Emirates 20 ETF (UAEX) Global X Hungary Index ETF [ ] Global X Kazakhstan Index ETF [ ] Global X Kuwait ETF [ ] Global X Luxembourg ETF [ ] Global X Slovakia Index ETF [ ] The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (“Underlying Index”). The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any change of the Fund’s investment objective. If the Adviser changes the Underlying Index, the name of the Fund may be changed as well. Each Fund is managed by Global X Management Company LLC (“Adviser”). The Funds offer and issue shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities included in its Underlying Index (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). The shares of the Funds are, or will be, listed and expected to be traded on the Exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares. The number of shares per Creation Unit of each Fund are as follows:

2 Fund Number of Shares per Creation Unit Global X China Consumer ETF 50,000 Global X China Energy ETF 50,000 Global X China Financials ETF 50,000 Global X China Industrials ETF 50,000 Global X China Materials ETF 50,000 Global X China Mid Cap ETF 50,000 Global X NASDAQ China Technology ETF 50,000 Global X Brazil Consumer ETF 50,000 Global X Brazil Financials ETF 50,000 Global X Brazil Industrials ETF 50,000 Global X Brazil Materials ETF 50,000 Global X Brazil Mid Cap ETF 50,000 Global X Brazil Utilities ETF 50,000 Global X FTSE Andean 40 ETF 50,000 Global X FTSE Argentina 20 ETF 50,000 Global X FTSE ASEAN 40 ETF 50,000 Global X FTSE Bangladesh Index ETF 50,000 Global X FTSE Colombia 20 ETF 50,000 Global X FTSE Greece 20 ETF 50,000 Global X FTSE Nordic Region ETF 50,000 Global X FTSE Norway 30 ETF 50,000 Global X Czech Republic Index ETF 50,000 Global X Nigeria Index ETF 50,000 Global X Pakistan KSE-30 ETF 50,000 Global X Qatar ETF 50,000 Global X Central Asia & Mongolia Index ETF 50,000 Global X Copper Miners ETF 50,000 Global X Fertilizers/Potash ETF 50,000 Global X Gold Explorers ETF 50,000 Global X Junior Miners ETF 50,000 Global X Lithium ETF 50,000 Global X Pure Gold Miners ETF 50,000 Global X Silver Miners ETF 50,000 Global X Uranium ETF 50,000 Global X SuperDividend ETF 50,000 Global X Canada Preferred ETF 50,000 Global X Risk Parity ETF 50,000 Global X Social Media Index ETF 50,000 Global X Rare Earths ETF 50,000 Global X Strategic Metals ETF 50,000 Global X Advanced Materials ETF 50,000 Global X Cement ETF 50,000 Global X Land ETF 50,000 Global X FTSE Railroads ETF 50,000 Global X FTSE Toll Roads & Ports ETF 50,000 Global X Central America Index ETF 50,000 Global X Central and Northern Europe ETF 50,000 Global X Southern Europe ETF 50,000 Global X Eastern Europe ETF 50,000 Global X Emerging Africa ETF 50,000

3 Fund Number of Shares per Creation Unit Global X Sub-Saharan Africa Index ETF 50,000 Global X FTSE Frontier Markets ETF 50,000 Global X Next Emerging & Frontier ETF 50,000 Global X S&P Pan Arab Index ETF 50,000 Global X FTSE Morocco 20 Index ETF 50,000 Global X FTSE Portugal 20 ETF 50,000 Global X FTSE Sri Lanka Index ETF 50,000 Global X FTSE Ukraine Index ETF 50,000 Global X FTSE United Arab Emirates 20 ETF 50,000 Global X Hungary Index ETF 50,000 Global X Kazakhstan Index ETF 50,000 Global X Kuwait ETF 50,000 Global X Luxembourg ETF 50,000 Global X Slovakia Index ETF 50,000 The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash equal to 110% of the market value of the missing Deposit Securities. The required amount of deposit may be changed by the Adviser from time to time. See the Purchase and Redemption of Creation Units section of this SAI for further discussion. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be in addition to the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities. ADDITIONAL INVESTMENT INFORMATION EXCHANGE LISTING AND TRADING A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus. Shares of each Fund are listed for trading on the Exchange and trade throughout the day on the Exchange and other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from its listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund. As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. In order to provide additional information regarding the indicative value of shares of each Fund, the Exchange disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for each Fund as calculated by an information provider or a market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs. An IOPV has an securities value component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does

4 not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day. In addition to the securities component described in the preceding paragraph, the IOPV for each Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable foreign currency. The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund. INVESTMENT OBJECTIVE, STRATEGIES AND RISKS Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio. Each Fund invests at least 80% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index. Each Fund may also invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in stocks not included in its Underlying Index but which the Adviser believes will help the Fund track its Underlying Index. All Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes). Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Fund’s Underlying Index and in Depositary Receipts based on securities in the Underlying Index. A Fund also may have adopted an additional non-fundamental policy to invest at least 80% of its total assets in securities as disclosed in the Prospectus. Each Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of a change to its investment objective. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds. DEPOSITARY RECEIPTS. Each Fund will normally invest at least 80% of its total assets in the securities of its Underlying Index and in Depositary Receipts based on the securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets. To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangement with the issuer. Therefore, there may

5 be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. NON-DIVERSIFICATION RISK. Non-diversification risk is the risk that a non-diversified fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. Each Fund is classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. Each Fund may also concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies. Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives. SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), “A-1” by Standard & Poor’s Rating Service (“S&P”) or, if unrated, of comparable quality as determined by the Adviser; (v) non- convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Congress has temporarily increased FDIC deposit insurance on deposit notes from $100,000 to $250,000 per depositor through December 31, 2013. Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of

6 foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support. EQUITY SWAPS, TOTAL RATE OF RETURN SWAPS AND CURRENCY SWAPS. Each Fund (other than the Global X FTSE Colombia 20 ETF) may invest up to 20% of its total assets in swap contracts. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Some swaps currently are, and more in the future will be, centrally cleared. Examples of swap agreements include, but are not limited to, equity, index or other total return swaps and foreign currency swaps. Each Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. These instruments provide a great deal of flexibility. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. Currency swaps involve the exchange of rights of the Fund and another party to make or receive payments in specific currencies. Some swaps transactions are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will enter into equity swaps only on a net basis. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that such Fund is contractually obligated to make. If the other party to an equity swap, or any other swap entered into on a net basis, defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In contrast, other swaps transactions may involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap is covered by segregated cash or liquid assets, the Fund and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

7 To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. A Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims- paying ability of the other party is rated either A, or A-1 or better by S&P, or Fitch Ratings (“Fitch”); or A or Prime- 1 or better by Moody’s, or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Such contractual remedies, however, may be subject to bankruptcy and insolvency laws that may affect such Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market. The use of equity, total rate of return and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In connection with a Fund’s position in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars. Liquid assets equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference. FOREIGN INVESTMENTS - GENERAL. To the extent consistent with its investment policies, each Fund may invest in foreign securities. Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline

8 over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign stocks. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security. There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S. Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund’s total assets, adjusted to reflect a Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries. Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently-sourced prices for securities traded on these markets and may be difficult to value the effected foreign securities for extended periods of time. A Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, any net currency positions of the Funds may expose them to risks independent of their securities positions. A Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. The costs attributable to investing abroad usually are higher than investments in domestic securities for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain un-invested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to a Fund due to subsequent

9 declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. FOREIGN INVESTMENTS – EMERGING MARKETS. Countries with emerging markets are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. To the extent permitted by their investment policies, the Funds may invest their assets in countries with emerging economies or securities markets. The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States. Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests. Certain emerging market countries may have antiquated legal systems, which may adversely impact the Funds. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations. Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Certain emerging countries may restrict or control foreign investments in their securities markets. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries. Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before, and in certain instances, after a shareholder meeting where a vote of

10 shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets. Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than more developed countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property.; (vii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (viii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (ix) foreign taxation; (x) the absence, in some cases, of a capital market structure or market-oriented economy; and (xi) the possibility that economic developments may be slowed or reversed by unanticipated political or social events in such countries. Such economic, political and social instability could disrupt the principal financial markets in which a Fund may invest and adversely affect the value of the Fund’s assets. A Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments. The economies of emerging countries may suffer from unfavorable growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. In addition, many emerging countries are also highly dependent on international trade and exports, including exports of oil and other commodities to sustain their economic growth. As a result, emerging countries are particularly vulnerable to downturns of the world economy. The recent global financial crisis tightened international credit supplies and weakened global demand for their exports. As a result, certain of these economies faced significant economic difficulties, which caused some emerging market economies to fall into recession. Although economies in certain emerging countries have recently shown signs of recovery, such recovery may be gradual as weak economic conditions in Europe, Asia and North America may continue to suppress demand for exports from emerging countries. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To the extent consistent with its investment policies, the Fund may invest up to 20% of its total assets (minus any percent of Fund assets invested in other derivatives) in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. In connection with the Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. Futures Contracts. Each Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Funds may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to help the Fund track the price and yield performance of its Underlying Index. Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission (“CFTC”), and transactions on them are cleared through a clearing corporation, which guarantees the

11 performance of the parties to the contract. If regulated by the CFTC, such exchanges may be designated contract markets or swap execution facilities. The Fund may also engage in transactions in foreign stock index futures, which may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any such organization, even if it is formally linked to a domestic market. Moreover, foreign laws and regulations and transactions executed under such laws and regulation may not be afforded certain of the protective measures provided by domestically. In addition, the price of foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the

12 futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame. In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract. Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Successful use of futures by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of the market. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so. Options on Futures Contracts. A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. Each Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits. Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts. CFTC REGULATION. The Trust, on behalf of each Fund, has claimed an exclusion from the definition of commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”), and the Adviser has claimed an exemption from registration as a commodity trading advisor (“CTA”) under the CEA. Therefore, each Fund and the Adviser are not subject to registration as CPO or CTA. In 2012, the CFTC adopted amendments to the exclusion and exemption to the conditions for reliance on the exclusion applicable. Under these amendments, effective January 1, 2013, a Fund may only use a de minimis amount of commodity interests (such as futures contracts,

13 options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s net asset value or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). And, therefore, none of the Funds or the Adviser are currently subject to the registration and most regulatory requirements of the CEA. There can be no certainty that the Funds or the Adviser will continue to qualify under the applicable exclusion or exemption as each Fund’s investments may change over time. If a Fund or the Adviser is subject to CFTC registration, it may incur additional costs. GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. Recent instability in the financial markets has led the U.S. Government, other governments and financial and prudential regulators to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching new regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of securities held by a Fund is unknown. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. Each Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In the event of such a disturbance, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs. ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, each Fund may invest up to 15% of its net assets in securities that are illiquid. The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act and securities that are not registered under the Securities Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Trust’s Board of Trustees that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. INVESTMENT COMPANIES. To the extent consistent with its investment policies, each Fund may invest in the securities of other investment companies. Such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Investments by the Funds in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and

14 conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Funds’ investments in ETFs. These policies and procedures require, among other things, that (i) the Adviser conduct the Funds’ investment in ETFs without regard to any consideration received by the Funds or any of its affiliated persons and (ii) the Adviser certify to the Board quarterly that it has not received any consideration in connection with an investment by the Funds in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Adviser. Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities. LEVERAGE. Each Fund may (i) invest up to 20% of its total assets in certain futures, options and swap contracts or other derivatives, and (ii) borrow money at fiscal quarter ends to maintain the required level of diversification to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in our Funds. If the value of a Fund's assets increases, then leveraging would cause the Fund's net asset value to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of a Fund's assets decreases, leveraging would cause the Fund's net asset value to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings. NEW FUND RISKS. Certain of the Funds are new funds, with no operating history, which may result in additional risks for investors in the Funds. There can be no assurance that these Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. OPTIONS. To the extent consistent with its investment policies, each Fund may invest up to 20% of net assets (minus any percent of Fund assets invested in other derivatives) in put options and buy call options and write covered call and secured put options that the Adviser believes will help the Fund to track the Underlying Index. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. Options trading is a highly specialized activity, which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if a Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or

15 less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference. All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if a Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference. With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. A Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the

16 Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable. REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and each Fund is responsible for any loss that may result from its investment in borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. TRACKING VARIANCE. As discussed in the Prospectus, the Funds are subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by a Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform a Fund’s holdings to its investment objective. Tracking variance also may occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s designated index or the manner in which the index is calculated or because the indexing and investment approach of the Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Adviser at least quarterly. In the event the performance of a Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. WARRANTS. To the extent consistent with its investment policies, each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a

17 Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. PORTFOLIO TURNOVER For the fiscal year ended October 31, 2012, the portfolio turnover rate for each of the following Funds varied significantly from such Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 due to the application of each Fund’s respective index methodology: Global X China Consumer ETF Global X China Energy ETF Global X China Financials ETF Global X China Industrials ETF Global X China Materials ETF Global X Brazil Consumer ETF Global X Brazil Financials ETF Global X Brazil Mid Cap ETF Global X FTSE Andean 40 ETF Global X FTSE Argentina 20 ETF Global X FTSE ASEAN 40 ETF Global X FTSE Colombia 20 ETF Global X FTSE Greece 20 ETF Global X FTSE Nordic Region ETF Global X FTSE Norway 30 ETF Global X Copper Miners ETF Global X Fertilizers/Potash ETF Global X Gold Explorers ETF Global X Lithium ETF Global X Pure Gold Miners ETF Global X Silver Miners ETF Global X Uranium ETF Global X SuperDividend ETF Global X Canada Preferred ETF Global X Social Media Index ETF For the fiscal year ended October 31, 2012, the portfolio turnover rate for each of the following Funds varied significantly from such Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 due to the change of index which the Funds seek to replicate: Global X Junior Miners ETF Global X NASDAQ China Technology ETF INFORMATION REGARDING THE INDEXES AND THE INDEX PROVIDERS FTSE Nordic 30 Index The FTSE Nordic 30 Index is designed to reflect broad based equity market performance in Sweden, Denmark, Norway and Finland. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of the top 30 companies domiciled in, principally traded in or whose revenues are primarily from Sweden, Denmark, Norway and Finland. The index is maintained by FTSE International Limited. FTSE Norway 30 Index The FTSE Norway 30 Index is designed to reflect broad based equity market performance in Norway. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of the top 30 companies domiciled in, principally traded in or whose revenues are primarily from Norway. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited. FTSE Argentina 20 Index

18 The FTSE Argentina 20 Index is designed to measure equity performance of the top 20 companies within the investable universe of Argentina-domiciled companies or companies that have substantial revenues or assets in Argentina, as defined by FTSE. Only shares open to foreign ownership without restrictions are eligible for inclusion in the Underlying Index, such as ADRs and non-Argentinean listed securities. The index is weighted by modified free float-adjusted, market capitalization and employs a unique capping methodology to facilitate regulatory compliance in the listing of financial products on US exchanges. The index is maintained by FTSE International Limited. FTSE Colombia 20 Index The FTSE Colombia 20 Index is designed to reflect the equity performance of the top 20 most liquid Colombian securities, ranked by 6 months’ daily average traded value. Eligible constituents are all Colombian companies that have a listing on Bolsa de Valores de Colombia (BVC) Stock Exchange. The index is weighted by market capitalization and employs a unique capping methodology to facilitate regulatory compliance in the listing of financial products on US exchanges. Stocks are free-float adjusted to ensure that only the investable opportunity set is included within the indices. The index is maintained by FTSE International Limited. Solactive Brazil Mid Cap Index The Solactive Brazil Mid Cap Index is designed to reflect the equity performance of Brazilian mid cap companies. It is comprised of the 40 highest ranked companies whose market capitalization is less than 10 billion as of the date of its inclusion in the index. The index is comprised of companies that are domiciled, principally traded in or have their main business operations in Brazil. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Brazil Consumer Index The Solactive Brazil Consumer Index is designed to reflect the equity performance of the consumer sector in Brazil. It is comprised of securities of companies which have their main business operations in the consumer sector and are domiciled, principally traded in or have their main business operations in Brazil. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Brazil Financials Index The Solactive Brazil Financials Index is designed to reflect the equity performance of the financials sector in Brazil. It is comprised of securities of companies which have their main business operations in the financials sector and are domiciled, principally traded in or have their main business operations in Brazil. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Brazil Industrials Index The Solactive Brazil Industrials Index is designed to reflect the equity performance of the industrials sector in Brazil. It is comprised of securities of companies which have their main business operations in the industrial sector and are domiciled, principally traded or have their main business operations in Brazil. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Brazil Materials Index The Solactive Brazil Materials Index is designed to reflect the equity performance of the materials sector in Brazil. It is comprised of securities of companies which have their main business operations in the materials sector and are domiciled, principally traded in or have their main business operations in Brazil. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Brazil Utilities Index

19 The Solactive Brazil Utilities Index is designed to reflect the equity performance of the utilities sector in Brazil. It is comprised of securities of companies which have their main business operations in the utilities sector and are domiciled, principally traded in or have their main business operations in Brazil. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive China Consumer Index The Solactive China Consumer Index is designed to reflect the equity performance of the consumer sector in China. It is made up of securities of companies which have their main business operations in the consumer sector and generally includes companies whose businesses involve: general retail; diversified consumer services; food production and retail; beverages; household goods; leisure goods; personal goods; automobiles, auto components and distributors; tobacco; media; and travel and leisure. Only securities which are tradable for foreign investors without restrictions are eligible, such as Hong Kong listed securities incorporated in main land China (H-shares) or with main business operations in China (Red chips), and Chinese ADRs and GDRs. The stocks are screened for liquidity and weighted according to free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive China Energy Index The Solactive China Energy Index is designed to reflect the equity performance of the energy sector in China. It is made up of securities of companies which have their main business operations in the energy sector and generally includes companies whose businesses involve: oil, gas, consumable fuels, alternative energy and electricity production and distribution; and energy equipment and services. Only securities which are tradable for foreign investors without restrictions are eligible, such as Hong Kong listed securities incorporated in main land China (H- shares) or with main business operations in China (Red chips), and Chinese ADRs and GDRs.. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive China Financials Index The Solactive China Financials Index is designed to reflect the equity performance of the financials sector in China. It is made up of securities of companies which have their main business operations in the financials sector and generally includes companies whose businesses involve: banking; insurance; real estate; and financial services. Only securities which are tradable for foreign investors without restrictions are eligible, such as Hong Kong listed securities incorporated in main land China (H-shares) or with main business operations in China (Red chips), and Chinese ADRs and GDRs. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive China Industrials Index The Solactive China Industrials Index is designed to reflect the equity performance of the industrial sector in China. It is made up of securities of companies which have their main business operations in the industrial sector and generally includes companies whose businesses involve: construction and materials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services; and trading companies, shipbuilding and aerospace. Only securities which are tradable for foreign investors without restrictions are eligible, such as Hong Kong listed securities incorporated in main land China (H-shares) or with main business operations in China (Red chips), and Chinese ADRs and GDRs. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive China Materials Index The Solactive China Materials Index is designed to reflect the equity performance of the basic materials sector in China. It is made up of securities of companies which have their main business operations in the basic materials

20 sector and generally includes companies whose businesses involve: chemicals; metals and mining; and forestry and paper products. Only securities which are tradable for foreign investors without restrictions are eligible, such as Hong Kong listed securities incorporated in main land China (H-shares) or with main business operations in China (Red chips), and Chinese ADRs and GDRs. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. NASDAQ OMX China Technology Index The NASDAQ OMX China Technology Index is designed to track the performance of the technology sector in China. It is made up of securities of companies which have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services; internet; software; computer hardware; electronic office equipment; semiconductors; and telecommunications equipment. Only securities which are tradable for foreign investors without restrictions are eligible, such as Shanghai and Shenzhen B-shares, Hong Kong listed securities incorporated in main land China (H-shares) or with main business operations in China (Red chips), and Chinese ADRs. The stocks are screened for liquidity and weighted according to float adjusted modified market-capitalization. The index is maintained by NASDAQ OMX. Solactive China Mid Cap Index The Solactive China Mid Cap Index is designed to reflect the equity performance of Chinese mid cap companies. It is comprised of the 40 highest ranked companies whose market capitalization is less than 10 billion as of the date of its inclusion in the index. Only securities which are tradable for foreign investors without restrictions are eligible, such as Hong Kong listed securities incorporated in main land China (H-shares) or with main business operations in China (Red chips), and Chinese ADRs and GDRs. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Global Copper Miners Index The Solactive Global Copper Miners Index tracks the performance of the largest and most liquid listed companies that are active in some aspect of the copper mining industry such as copper mining, refining or exploration. The index is calculated as a total return index in USD and adjusted semi-annually. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Global Pure Gold Miners Index The Solactive Global Pure Gold Miners Index tracks the performance of the largest and most liquid gold mining companies globally. Only companies that generate the vast majority of their business from gold mining are eligible to be included in the index. The index is calculated as a total return index in USD and rebalanced semi-annually. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Global Lithium Index The Solactive Global Lithium Index tracks the performance of the largest and most liquid listed companies that are active in the exploration and/or mining of Lithium or the production of Lithium batteries. The index is calculated as a total return index in USD and adjusted semi-annually. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Global Silver Miners Index The Solactive Global Silver Miners Index tracks the performance of the largest and most liquid listed companies that are active in some aspect of the silver mining industry such as silver mining, refining or exploration. The index is

21 calculated as a total return index in USD and adjusted semi-annually. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Global Uranium Index The Solactive Global Uranium Index tracks the performance of the largest and most liquid listed companies that are active in some aspect of the uranium mining industry such as mining, refining, exploration, or manufacturing of equipment for the uranium industry. The index may also include companies that do not derive a significant percentage of revenues from activities related to the uranium industry, but generate large absolute revenues from the uranium mining industry (in particular uranium mining, exploration for uranium, physical uranium investments and technologies related to the uranium industry). The index is calculated as a total return index in USD and adjusted annually. The stocks are weighted proportionally according to free-float market capitalization. A specific capping methodology is used at the time of the annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Solactive AG. Nex Rubica (NR) Africa ex-South Africa 30 Index The Nex Rubica (NR) Africa ex-South Africa 30 Index is designed to reflect broad based performance of the investable equity market in the African continent excluding South Africa. Reviewed quarterly, the 30 leading stocks are chosen from a universe of 1000 stocks, then screened and ranked according to total asset, revenue and other filters. NR's methodology ranks Shares with a minimum market cap of $500 million and a free float of greater than 25% within each issuer. The index is maintained by Nex Rubica Indexes. KSE-30 Index (Pakistan) The KSE-30 Index is designed to reflect broad based equity market performance in Pakistan. The stocks are screened for size and liquidity, and weighted according to modified free-float market capitalization. The index is comprised of the top 30 eligible Pakistani companies. The index is maintained by the Karachi Stock Exchange. FTSE United Arab Emirates 20 Index The FTSE United Arab Emirates 20 Index is designed to reflect broad based equity market performance in the United Arab Emirates (UAE). The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of the top 20 eligible UAE companies. A specific capping methodology is applied to facilitate compliance in the listing of financial products on US exchanges. The index is maintained by FTSE International Limited. Solactive Global Gold Explorers Index The Solactive Global Gold Explorers Index is designed to measure broad based equity market performance of global companies involved in gold exploration. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is calculated as a total return index and adjusted semi-annually. The index is maintained by Structured Solutions AG. FTSE Andean 40 Index The FTSE Andean 40 Index tracks the equity performance of the 40 largest companies in Chile, Colombia, and Peru. The index is free-float adjusted and weighted by modified market capitalization. Stocks are liquidity screened to ensure that the index is tradable, and a unique capping methodology makes it suitable for the use as the basis for investment products such as derivatives and Exchange Traded Funds (ETFs). The index is maintained by FTSE International Limited (“FTSE”). FTSE/ASEAN 40 Index The FTSE/ASEAN 40 Index tracks the equity performance of the 40 largest companies in the five ASEAN regions: Singapore, Malaysia, Indonesia, Thailand and Philippines. The index is free-float adjusted and weighted by modified market capitalization and designed using eligible stocks within the FTSE All-World universe. Stocks are

22 liquidity screened to ensure that the index is tradable. The index is maintained by FTSE International Limited (“FTSE”). Solactive Global Junior Miners Index The Solactive Global Junior Miners Index is designed to track the market performance of small-capitalization mining companies globally, as defined by Structured Solutions AG. Companies economically tied to the mining industry include those engaged in mining, producing, smelting, and/or refining materials including but not limited to coal, copper, gold, iron, nickel, silver, titanium and other materials. As of August 23, 2012, the Underlying Index had 96 constituents, 83 of which are foreign companies. As of August 23, 2012, the market capitalization of the Solactive Global Junior Miners Index was between $300 million and $2 billion. The capitalization range of the index may change over time. The index is maintained by Structured Solutions AG. Solactive Next Emerging & Frontier Index The Solactive Next Emerging & Frontier Index is designed to reflect equity performance of the Next Emerging markets and Frontier markets companies, as defined by Solactive AG. Next Emerging markets are defined as emerging market countries beyond the BRICs (Brazil, Russia, India and China are excluded from the index) and beyond the most developed tier of Emerging Markets (currently South Korea and Taiwan are also excluded from the index). Frontier market countries are those emerging market countries that generally have smaller economies or less developed capital markets. The Underlying Index is comprised of common stocks, ADRs and GDRs of selected companies globally that are domiciled, principally traded in or have their main business operations in these markets or that generate at least 50% of their revenues from these markets. The index screens the largest stocks according to free-float market capitalization and weights them by modified liquidity. As of July 31, 2013, the Underlying Index had 200 constituents from the following countries: Argentina, Bangladesh, Chile, Colombia, Czech Republic, Egypt, Gabon, Georgia, Hungary, Indonesia, Kazakhstan, Kenya, Kuwait, Laos, Malaysia, Mauritius, Mexico, Mongolia, Namibia, Nigeria, Oman, Pakistan, Panama, Papua New Guinea, Peru, Philippines, Poland, Qatar, Slovakia, South Africa, Tanzania, Thailand, Turkey, United Arab Emirates and Vietnam. The index is maintained by Solactive AG. Solactive Global Fertilizers/Potash Index The Solactive Global Fertilizers/Potash Index tracks the equity performance of the largest and most liquid listed companies globally that are active in some aspect of the fertilizer industry. The index is calculated as a total return index and adjusted semi-annually. The stocks are screened for liquidity and weighted according to modified free- float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Global Rare Earths Index The Solactive Global Rare Earths Index tracks the equity performance of the largest and most liquid listed companies that are active in some aspect of the rare earths industry. Rare earth elements or rare earth metals are a collection of seventeen chemical elements in the periodic table: scandium, yttrium, lanthanum, cerium, praseodymium, neodymium, promethium, samarium, europium, gadolinium, terbium, dysprosium, holmium, erbium, thulium, ytterbium and lutetium. The index is calculated as a total return index in USD and adjusted semi- annually. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Global Strategic Metals Index The Solactive Global Strategic Metals Index tracks the equity performance of the largest and most liquid listed companies that are active in some aspect of the strategic metals industry. Structured Solutions AG defines rare metals as metals of special economic importance that have supply risks, which currently include: antimony, beryllium, cobalt, fluorspar, gallium, germanium, graphite, indium, magnesium, niobium, tantalum, tungsten, tellurium, magnesite, molybdenum, chromium, selenium, vanadium and bauxite. The index is calculated as a total return index in USD and adjusted semi-annually. The stocks are screened for liquidity and weighted according to

23 modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. Solactive Global SuperDividendTM Index The Solactive Global SuperDividendTM Index tracks the equity performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world. The index provider applies certain dividend stability filters. The index is maintained by Structured Solutions AG. Solactive Canada Preferred Stock Index The Solactive Canada Preferred Stock Index is designed to measure the equity performance of preferred stocks from Canadian issuers traded on the Toronto Stock Exchange. The Underlying Index is comprised of preferred shares that meet certain criteria relating to size, liquidity, issuer rating, maturity and other requirements as determined by Structured Solutions AG. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is calculated as a total return index and adjusted semi-annually. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by Structured Solutions AG. FTSE Portugal 20 Index The FTSE Portugal 20 Index is designed to reflect broad based equity market performance in Portugal. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of the top 20 companies that are domiciled in, principally traded in or whose revenues are primarily from Portugal. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited. FTSE Ukraine Index The FTSE Ukraine Index is designed to reflect broad based equity market performance in Ukraine. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Ukraine. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited. FTSE/ATHEX 20 Capped Index The FTSE/ATHEX 20 Capped Index is designed to reflect the performance of the twenty largest securities listed on the Athens Stock Exchange. The stocks are weighted according to modified free-float market capitalization. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The FTSE/ATHEX 20 Capped Index is part of the FTSE/ATHEX Index Series, a joint venture between FTSE and the Athens Exchange. Solactive Hungary Index The Solactive Hungary Index is designed to reflect the broad based equity market performance in Hungary. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Hungary. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Luxembourg Index The Solactive Luxembourg Index is designed to reflect the broad based equity market performance in Luxembourg. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Luxembourg. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. FTSE Morocco 20 Index The FTSE Morocco 20 Index is designed to reflect broad based equity market performance in Morocco. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of the top 20 eligible companies that are domiciled in, principally traded in or whose revenues are

24 primarily from Morocco. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited. Solactive Czech Republic Index The Solactive Czech Republic Index is designed to reflect broad based equity market performance in the Czech Republic. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Czech Republic. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Slovakia Index The Solactive Slovakia Index is designed to reflect broad based equity market performance in Slovakia. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Slovakia. The stocks are screened for liquidity and weighted according to free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Qatar Index The Solactive Qatar Index is designed to reflect broad based equity market performance in Qatar. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Qatar. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Kuwait Index The Solactive Kuwait Index is designed to reflect broad based equity market performance in Kuwait. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Kuwait. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Nigeria Index The Solactive Nigeria Index is designed to reflect broad based equity market performance in Nigeria. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Nigeria. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. FTSE Bangladesh Index The FTSE Bangladesh Index is designed to reflect broad based equity market performance in Bangladesh. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Bangladesh. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited. FTSE Sri Lanka Index The FTSE Sri Lanka Index is designed to reflect broad based equity market performance in Sri Lanka. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Sri Lanka. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States. The index is maintained by FTSE International Limited. Solactive Kazakhstan Index The Solactive Kazakhstan Index is designed to reflect broad based equity market performance in Kazakhstan. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Kazakhstan. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. FTSE Frontier Markets Index

25 The FTSE Frontier Markets Index is designed to reflect broad based equity market performance in Frontier Markets. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Frontier Markets. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by FTSE International Limited. Solactive Central America Index The Solactive Central America Index is designed to reflect the broad based equity performance of Central America. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Central America. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Central and Northern Europe Index The Solactive Central and Northern Europe Index is designed to reflect the broad based equity performance of Central and Northern Europe. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Austria, Belgium, Denmark, Finland, France, Germany, Luxemburg, the Netherlands, Norway, Sweden, Switzerland, and the United Kingdom. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Southern Europe Index The Solactive Southern Europe Index is designed to reflect the broad based equity performance of Southern Europe. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Portugal, Spain, Italy and Greece. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Eastern Europe Index The Solactive Eastern Europe Index is designed to reflect the broad based equity performance of Eastern Europe. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Belarus, Bulgaria, Czech Republic, Hungary, Moldova, Poland, Romania, Slovakia, Ukraine, Latvia, Lithuania and Estonia. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Sub-Saharan Africa Index The Solactive Sub-Saharan Africa Index is designed to reflect the broad based equity performance of Sub-Saharan Africa. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Sub-Saharan Africa. The stocks are screened for liquidity and weighted according to modified free- float market capitalization. The index is maintained by Structured Solutions AG. Solactive Central Asia & Mongolia Index The Solactive Central Asia & Mongolia Index is designed to reflect the broad based equity performance of Central Asia. The index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Mongolia, Kazakhstan, Kyrgyzstan, Tajikistan, Turkmenistan, and Uzbekistan. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. S&P Pan Arab Index The S&P Pan Arab Index is designed to reflect the broad based equity performance of the Pan Arab region. The Index is comprised of companies that are domiciled in, principally traded in or whose revenues are primarily from Bahrain, Egypt, Jordan, Kuwait, Lebanon, Morocco, Oman, Qatar, Saudi Arabia, Tunisia, and the U.A.E. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by S&P. FTSE Toll Roads & Ports Index The FTSE Toll Roads & Ports Index is designed to reflect the equity performance of companies involved in the toll roads and ports industry, including airports and seaports. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by FTSE International Limited.

26 FTSE Global Railroads Index The FTSE Railroads Index is designed to reflect the equity performance of companies involved in the railroad industry. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by FTSE International Limited. Solactive Global Land Index The Solactive Global Land Index is designed to reflect the equity performance of companies involved in the farmland and timberland industry. The stocks are screened for liquidity and weighted according to modified free- float market capitalization. The index is maintained by Structured Solutions AG. Solactive Global Cement Index The Solactive Global Cement Index is designed to reflect the equity performance of companies involved in the cement industry. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Solactive Global Advanced Materials Index The Solactive Global Advanced Materials Index is designed to reflect the equity performance of companies involved in the advanced materials industry. The stocks are screened for liquidity and weighted according to modified free- float market capitalization. The index is maintained by Structured Solutions AG. Solactive Social Media Index The Solactive Social Media Index is designed to reflect the equity performance of companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is maintained by Structured Solutions AG. Each Index Provider is described separately below: Structured Solutions AG (Structured Solutions) is a leading company in the structuring and indexing business for institutional clients. Structured Solutions runs the Solactive index platform (formerly S-BOX platform). Solactive indices are used by issuers worldwide as underlying indices for financial products. Structured Solutions does not sponsor, endorse or promote the Fund and is not in any way connected to it and does not accept any liability in relation to its issue, operation and trading. FTSE International Limited (“FTSE”) is a world-leader in the creation and management of over 100,000 equity, bond and hedge fund indices. With offices in Beijing, London, Frankfurt, Hong Kong, Boston, Shanghai, Madrid, Paris, New York, San Francisco, Sydney and Tokyo, FTSE Group services clients in 77 countries worldwide. FTSE is an independent company owned by the Financial Times and the London Stock Exchange. FTSE does not give financial advice to clients, which allows for the provision of truly objective market information. FTSE indices are used extensively by investors world-wide such as consultants, asset owners, asset managers, investment banks, stock exchanges and brokers. The Karachi Stock Exchange (Guarantee) Limited (“KSE”), founded in 1947, is Pakistan's premier stock exchange. As of October 31, 2010, 648 companies were listed on the KSE. The KSE maintains various indexes, including the KSE-30, as a benchmark of Pakistan’s equity market. The NASDAQ OMX Group, Inc. delivers trading, exchange technology and public company services across six continents, with more than 3,500 listed companies. NASDAQ OMX offers multiple capital raising solutions to companies around the globe, including its U.S. listings market, NASDAQ OMX Nordic, NASDAQ OMX Baltic, NASDAQ OMX First North, and the U.S. 144A sector. The company offers trading across multiple asset classes including equities, derivatives, debt, commodities, structured products and exchange-traded funds. NASDAQ OMX technology supports the operations of over 70 exchanges, clearing organizations and central securities depositories in more than 50 countries. NASDAQ OMX Nordic and NASDAQ OMX Baltic are not legal entities but describe the common offering from NASDAQ OMX exchanges in Helsinki, Copenhagen, Stockholm, Iceland, Tallinn, Riga, and Vilnius. NASDAQ OMX is a leading, global provider of index services including design, development, calculation, dissemination, licensing and marketing across six continents. As a premier full-service provider, NASDAQ OMX is

27 dedicated to designing powerful, relevant index and benchmark families that are in sync with the continually changing market environment. Utilizing the expanded coverage of our global footprint with four distinct index brands - NASDAQ, OMX, NASDAQ OMX, and PHLX - NASDAQ OMX has more than 2,500 diverse indexes that provide coverage across asset classes, countries and sectors. The Product(s) is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the NASDAQ OMX Global Technology Index to track general stock market performance. The Corporations' only relationship to Global X Management Company, LLC (“Licensee”) is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, and NASDAQ OMX Global Technology IndexSM registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ OMX Global Technology Index which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Product(s). NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the NASDAQ OMX Global Technology Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). The corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ OMX Global Technology Index or any data included therein. The corporations make no warranty, express or implied, as to results to be obtained by licensee, owners of the product(s), or any other person or entity from the use of the NASDAQ OMX Global Technology Index or any data included therein. The corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ OMX Global Technology Index or any data included therein. Without limiting any of the foregoing, in no event shall the corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages. Nex Rubica Group (“NR”) is an Emerging Market Africa specialist firm with a focus on developing the debt and equity Markets in North and Sub Saharan Africa. NR has offices in Kenya, Nigeria and Senegal, with further representation in Egypt, Mauritius, Botswana, Uganda and South Africa. With over 25 proprietary indexes tracking the continents stocks, NR’s Indexes have become widely quoted and used by various African stock exchanges, asset managers and brokers. S&P provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200 IndexTM, which includes the S&P 500® for the U.S., the S&P Europe 350 IndexTM for Continental Europe and the U.K., the S&P/TOPIX 150 IndexTM for Japan, the S&P Asia 50 IndexTM, the S&P/TSX 60 IndexTM for Canada, the S&P/ASX 50 IndexTM, and the S&P Latin America 40 IndexTM. S&P also publishes the S&P MidCap 400 IndexTM, S&P SmallCap 600 IndexTM, S&P Composite 1500® and S&P REIT Composite IndexTM for the U.S. S&P calculates and maintains the S&P Global BMI Equity Index SeriesTM, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a S&P equity index do not in any way reflect an opinion on the investment merits of the company. S&p does not sponsor, endorse or promote any of the Funds and is not in any way connected to them and does not accept any liability in relation to their issue, operation and trading. The Index Providers do not sponsor, endorse or promote any of the Funds and are not in any way connected to them and do not accept any liability in relation to their issue, operation and trading. INVESTMENT RESTRICTIONS Each Fund is subject to the investment policies enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares. The Funds: 1. May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

28 2. May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; 3. May not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program; 4. May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by a Fund as a result of the ownership of securities; 5. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; 6. May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; 7. May not “concentrate” its investments in a particular industry or group of industries: (I) except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries; and (II) except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by Members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. Notwithstanding these fundamental investment restrictions, each Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets. Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 2) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits under the 1940 Act described in Investment Restriction No. 2, a Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits. CURRENT 1940 ACT LIMITATIONS

29 BORROWING. Investment companies generally may not borrow money, except that an investment company may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). UNDERWRITING. Investment companies generally may not act as an underwriter of another issuer’s securities, except to the extent that an investment company may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase or sale of portfolio securities. REAL ESTATE. Investment companies generally may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but investment companies may purchase or sell securities or other instruments backed by real estate or of issuers engaged in real estate activities.) LOANS. Investment companies generally may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments. PHYSICAL COMMIDITIES. Investment companies generally may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but investment company may purchase or sell options, futures contracts or other derivative instruments, and invest in securities or other instruments backed by physical commodities). CONCENTRATION. For purposes of calculating concentration percentages, investment companies investing in (a) affiliated investment companies are required to look through to the holdings of the affiliated investment companies and include the holdings in calculations of concentration percentages, and (ii) unaffiliated investment companies are required to include the holdings of the unaffiliated investment companies to the extent that they are concentrated in calculations of concentration percentages. In addition, revenue bonds are characterized by the industry in which the revenue is used. CONTINUOUS OFFERING The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker- dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. PORTFOLIO HOLDINGS Policy On Disclosure Of Portfolio Holdings The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy is designed to: (i) protect the confidentiality of the Funds’

30 non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by Adviser and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. The Funds’ portfolio holdings, or information derived from the Funds’ portfolio holdings, may, in the Adviser’s discretion, be made available to third parties if such disclosure has been included in the Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Website, ii) such disclosure is determined by the Chief Compliance Officer (“CCO”) to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure information is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Funds. Each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. Information with respect to each Fund’s portfolio holdings is also disseminated daily on the Funds’ website. The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Funds offer and redeem shares (“Global X Order”). Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available Website may be provided to third parties only in limited circumstances, as described above. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of a Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Funds’ distributor, administrator and custodian, the Funds’ legal counsel, the Funds’ financial printer and the Funds’ proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO. Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain a Fund’s Forms N-CSR and N-Q filings on the SEC’s Website at sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Website or the operation of the public reference room. Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non- public portfolio holdings information that were permitted during the preceding quarter. MANAGEMENT OF THE TRUST BOARD OF TRUSTEES AND OFFICERS The business and affairs of the Trust are overseen by the Trust’s Board of Trustees (“Board”). Subject to the provisions of the Trust’s Declaration of Trust and By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out this general oversight responsibility, including the power to the elect and remove the Trust’s officers. The focus of the Board’s oversight of the business and affairs of the Trust (and each of the Funds) is to protect the interests of the shareholders in the Funds. The Board appoints and oversees the Trust’s officers and service providers. The Trust’s Adviser is responsible for the day-to-day management and operations of the Trust and each of the Funds based on each Fund’s investment objective, strategies, policies, and restrictions and agreements entered into by the Trust and/or the Adviser on behalf

31 of the Trust. In carrying out its general oversight responsibility, the Board regularly interacts with and receives reports from the senior personnel of the Trust’s service providers (including, in particular, the Adviser) and the Trust’s CCO. The Board is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit Committee), independent counsel to the Independent Trustees (as defined below), counsel to the Trust and the Adviser, and other experts selected and approved by the Board. (For purposes of this discussion and the discussion below, the term “Fund” or “Funds” means each Fund that has commenced operations.) BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Kartik Kiran Shah, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman’s helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and performs such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Bruno del Ama is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. del Ama is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter that delineates the specific responsibilities of that committee. The Board has established two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each of the Independent Trustee serves on each of these committees, which are comprised solely of Independent Trustees. The Board periodically evaluates its structure and composition as well as various aspects of its operations. On an annual basis, the Board conducts a self-evaluation process that, among other things, considers (i) whether the Board and its committees are functioning effectively, (ii) given the size and composition of the Board and each if its committees, whether the Trustees are able to effectively oversee the number of Funds in the complex and (iii) whether the mix of skills, perspectives, qualifications, attributes, education, and relevant experience of the Trustees helps to enhance the Board’s effectiveness. There are no specific required qualifications for Board membership. The Board believes that the different skills, perspectives, qualifications, attributes, education, and relevant experience of each of the Board members provide the Board with a variety of complementary skills. Please note that (i) none of the Board members is an “expert” within the meaning of the federal securities laws and (ii) the Board not is responsible for the day to day operations of the Trust and the Funds. The Board of Trustees met five (5) times during the fiscal period ended October 31, 2012. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of the date of this SAI, each of the Trustees oversees 79 Funds (36 of which are operational). Each Trustee serves until his death, resignation or removal and replacement. The address for all Trustees and officers is c/o Global X Funds, 623 Fifth Avenue, 15th floor, New York, New York 10022. Independent Trustees Name, Address (Year of Birth) Position(s) Held with Funds Principal Occupation(s) During the Past 5 Years Number of Portfolios in Fund Complex Overseen by Directors Other Directorships Held by Trustees during the Past 5 Years Sanjay Ram Bharwani (1974) Trustee (since 2008) CEO of Risk Advisors Inc. (since 2007) (consulting firm); Chief Information Officer, M. Safra & Co (2004-2006) (hedge fund). 79 (36 of which are operational) None.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Directors	Other Directorships Held by Trustees during the Past 5 Years
Scott R. Chichester[1] (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010); CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); and Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	79 (36 of which are operational)	Director of Bayview Acquisition Corp (since 2010).
Kartik Kiran Shah (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-present); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	79 (36 of which are operational)	None.

[1] Mr. Chichester is currently married to a sister of Mr. del Ama's wife. While an "immediate family member" (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. This fact was taken into consideration in determining that Mr. Chichester should be considered to be an Independent Trustee of the Trust.

Interested Trustee/Officers

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
Bruno del Ama (1976)	Trustee (since 2008), President and Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	None.
Jose C. Gonzalez (1976)	Chief Operating Office, Chief Compliance Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 2008)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A
Daphne Tippens Chisolm (1969)	Secretary (since 2012)	General Counsel, Global X Management Company LLC (since 2011); Founder and President of Law Offices of DT Chisolm, P.C. (since	N/A

32

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
		2009) (law firm); Counsel, Dechert (2007-2009) (law firm)	
Dianne M. Sulzbach (1977)	Assistant Secretary (since 2011)	Counsel at SEI Investments (since 2010); Associate at Morgan, Lewis & Bockius LLP (2006-2010).	N/A
Lisa K. Whittaker (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director at the Administrator (2006-2009).	N/A

In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he was selected to serve as trustee.

Sanjay Ram Bharwani: Mr. Bharwani has experience in capital markets, technology, risk management and security valuation. He is currently the CEO of Risk Advisors Inc., a risk management consultancy and previously served as the Chief Information Officer of a multi-strategy hedge fund. Mr. Bharwani received his MBA from the Wharton Business School.

Scott R. Chichester: Mr. Chichester, CPA, has experience in accounting and finance, having served as CEO of a payroll business; experience as CFO of a technology start-up; experience as an accountant at a bulge bracket investment bank; experience as an auditor at a Big Four accounting firm.

Kartik Kiran Shah: Mr. Shah has experience in organizational design, strategic planning, financial analysis and product development, having served as a senior manager in an education software and consulting business; manager of corporate strategy at a biotechnology company; and as consultant with a major management consulting firm. Mr. Shah received his MBA from the Harvard Business School.

Bruno del Ama: Mr. del Ama has experience in the investment management industry, including as a board member of another investment adviser; management and organizational experience as chief executive officer of the Fund's Adviser; experience as a manager at a bond insurance company; experience as a management consultant. Mr. del Ama received his MBA from the Wharton Business School.

RISK MANAGEMENT OVERSIGHT. The Funds are subject to a variety of risks, including (but not limited to) investment risk, financial risk, legal, regulatory and compliance risk, and operational risk. Consistent with its responsibility for general oversight of business and affairs of the Trust and the Funds, the Board oversees the Adviser's day to day management of the risks to which the Trust and the Funds are subject. The Board has charged the Adviser with (i) identifying possible events and circumstances that could have demonstrable, adverse effects on the business and affairs of the Trust and the Funds; (ii) implementation of processes and controls to lessen the

33

34 possibility that such events or circumstances occur or mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to continuously evaluate business and market conditions to facilitate the processes described in (i) and (ii) above. The Adviser seeks to address the day-to-day risk management of the Trust and the Funds by relying on the Trust’s compliance policies and procedures (i.e., the Trust’s compliance program) as well as the compliance programs of the Trust’s various service providers, internal control mechanisms and other risk oversight mechanisms as well as the assistance of the Trust’s sub-administrator. The Adviser also separately considers potential risks that may impact the individual Funds. As noted above, on behalf of the Trust, the Board has adopted, and periodically reviews, various compliance policies and procedures that are designed to address certain of risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and the Trust’s other service providers have adopted a variety of processes, policies, procedures and controls designed to address particular risks to which the Trust and the Funds are subject. Different processes, policies, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations, and compliance of the Funds’ investments with various regulatory and other requirements. Because the day to day operations of the Fund is carried out by the Adviser, the risk exposure of the Trust and the Funds are mitigated but not eliminated by the processes overseen by the Board. In addition to the risk management processes, policies, procedures, and controls implemented by the Adviser, the Board seeks to oversee the risk management structure of the Trust and the Funds directly and through its committees (as described below). In this regard, the Board has requested that the Adviser, the CCO for the Trust and the Adviser, the independent auditors for the Trust, and counsel to the Trust and Adviser provide the Board with periodic reports regarding issues that should be focused on the Board members. In large part, the Board oversees Adviser’s management of the Trust’s risk management structure through the Board’s review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, including the Trust’s CCO, regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding the Trust’s service providers, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Trust’s compliance program and, in accordance with Rule 38a-1 under the 1940 Act, the Board receives at least annually a written report from the CCO regarding the effectiveness of the Trust’s compliance program. In connection with the CCO’s annual Rule 38a-1 compliance report to the Board, the Independent Trustees meet with the CCO in executive session to discuss the Trust’s compliance program. Further, the Board regularly receives reports from the Adviser with respect to the Funds’ investments and securities trading and, as necessary, any fair valuation determinations made by the Advisers with respect to certain investments held by the Funds. Senior officers of the Trust and Adviser routinely report regularly to the Board on valuation matters, internal controls, accounting and financial reporting policies and practices. In addition, the Audit Committee receives information on the Funds’ internal controls and financial reporting from the Trust’s independent registered public accounting firm. The Board recognizes that not all risks that may affect the Funds can be identified nor can processes and controls be developed to eliminate or mitigate their occurrence or effects of certain risks. Some risks are simply beyond the reasonable control of the Funds, their management and service providers. Although the risk management process, policies and procedures of the Funds, their management and service providers are designed to be effective, there is no guarantee that they will eliminate or mitigate all such risks. Moreover, it may be necessary to bear certain risks to achieve each Fund’s investment objective. STANDING BOARD COMMITTEES The Board of Trustees currently has two standing committees: an Audit Committee and a Corporate Governance, Nomination and Compensation Committee. Currently, each Independent Trustee serves on each of these committees. AUDIT COMMITTEE. The purposes of the Audit Committee are to assist the Board of Trustees in (1) its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust’s financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent registered public accounting firm (or nominating the independent registered public accounting firm to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent registered public accounting firm. During the fiscal period ended October 31, 2012, the Audit Committee held four meetings.

CORPORATE GOVERNANCE, NOMINATION AND COMPENSATION COMMITTEE. The purposes of the Corporate Governance, Nomination and Compensation Committee are, among other things, to assist the Board of Trustees in (1) its assessment of the adequacy of the Board's adherence to industry corporate governance best practices; (2) periodic evaluation of the operation of the Trust and meetings with management of the Trust concerning the Trust's operations and the policies and procedures application to the Fund; (3) review, consideration and recommendation to the full Board regarding Independent Trustee compensation; (4) its identification and evaluation of potential candidates to fill a vacancy on the Board; and (5) selection from among potential candidates of a nominee to be presented to the full Board for its consideration. The Corporate Governance, Nomination and Compensation Committee will not consider shareholders' nominees. During the fiscal period ended October 31, 2012, the Corporate Governance, Nomination and Compensation Committee held three meetings.

TRUSTEE AND OFFICER OWNERSHIP OF FUND SHARES

To the best of the Trust's knowledge, as of the date of this Statement of Additional Information, the Trustees and Officers of the Trust, as a group, owned less than 1% of the shares of the Fund.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in a Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2012.

Name of Trustee	Fund	Dollar Range of Equity Securities In Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees			
Sanjay Ram Bharwani	None	None	None
Scott R. Chichester	None	None	None
Kartik Kiran Shah	None	None	None
Interested Trustee			
Bruno del Ama			
	Global X Pure Gold Miners ETF	$10,001-$50,000	over $100,000
	Global X China Financials ETF*	$50,001-$100,000	
	Global X China Materials ETF*	$10,001-$50,000	
	Global X NASDAQ China Technology ETF*	$10,001-$50,000	

*The shares of the Fund are held by Global X Management Company LLC, which is controlled by Mr. del Ama and Jose C. Gonzalez.

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2012, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

Name of Independent Trustee	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percent of Class
Sanjay Ram Bharwani	None	None	None	None	None
Scott R. Chichester	None	None	None	None	None
Kartik Kiran Shah	None	None	None	None	None

No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

35

- the Funds;
- an officer of the Funds;
- an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;
- an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;
- the Adviser or principal underwriter of the Funds;
- an officer of the Adviser or principal underwriter of the Funds;
- a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or
- an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Funds. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of The Fund's expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees. The Trust's officers receive no compensation directly from the Trust.

The following sets forth the fees paid to each Trustee for the fiscal year ended October 31, 2012.

Name of Independent Trustee	Aggregate Compensation from each Fund	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust
Sanjay Ram Bharwani	$164.00	$0	$14,500
Scott R. Chichester	$164.00	$0	$14,500
Kartik Kiran Shah	$164.00	$0	$14,500

CODE OF ETHICS

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

INVESTMENT ADVISER. The Adviser, Global X Management Company LLC, serves as investment manager to the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. It is registered as an investment adviser with the SEC and is located at 623 Fifth Ave, 15th floor, New York, NY 10022. Bruno del Ama and Jose C. Gonzalez each own more than 25% of the outstanding shares of the Adviser, which was organized in Delaware on March 28, 2008 as a limited liability company.

36

37 Pursuant to a Supervision and Administration Agreement between the Trust and the Adviser, the Adviser oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Adviser also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of each Fund. Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the investment portfolio of each Fund. The ability of the Adviser to successfully implement the Fund's investment strategies will influence the Fund's performance significantly. Each Fund pays the Adviser a fee (“Management Fee”) for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at annual rates set forth in the table below (stated as a percentage of each Fund’s respective average daily net assets). Fund Management Fee Global X China Consumer ETF 0.65% Global X China Energy ETF 0.65% Global X China Financials ETF 0.65% Global X China Industrials ETF 0.65% Global X China Materials ETF 0.65% Global X China Mid Cap ETF 0.65% Global X NASDAQ China Technology ETF 0.65% Global X Brazil Consumer ETF 0.77% Global X Brazil Financials ETF 0.77% Global X Brazil Industrials ETF 0.77% Global X Brazil Materials ETF 0.77% Global X Brazil Mid Cap ETF 0.69% Global X Brazil Utilities ETF 0.77% Global X FTSE Andean 40 ETF 0.72% Global X FTSE Argentina 20 ETF 0.74% Global X FTSE ASEAN 40 ETF 0.65% Global X FTSE Bangladesh Index ETF 0.68% Global X FTSE Colombia 20 ETF 0.68% Global X FTSE Greece 20 ETF 0.55% Global X FTSE Nordic Region ETF 0.50% Global X FTSE Norway 30 ETF 0.50% Global X Czech Republic Index ETF 0.68% Global X Nigeria Index ETF 0.68% Global X Pakistan KSE-30 ETF 0.68% Global X Qatar ETF 0.68% Global X Central Asia & Mongolia Index ETF 0.68% Global X Copper Miners ETF 0.65% Global X Fertilizers/Potash ETF 0.69% Global X Gold Explorers ETF 0.65% Global X Junior Miners ETF 0.69% Global X Lithium ETF 0.75% Global X Pure Gold Miners ETF 0.59% Global X Silver Miners ETF 0.65% Global X Uranium ETF 0.69% Global X SuperDividend ETF 0.58% Global X Canada Preferred ETF 0.58% Global X Risk Parity ETF 0.58% Global X Social Media Index ETF 0.65% Global X Rare Earths ETF 0.65% Global X Strategic Metals ETF 0.65% Global X Advanced Materials ETF 0.69% Global X Cement ETF 0.69% Global X Land ETF 0.65% Global X FTSE Railroads ETF 0.65% Global X FTSE Toll Roads & Ports ETF 0.65%

Fund	Management Fee
Global X Central America Index ETF	0.68%
Global X Central and Northern Europe ETF	0.55%
Global X Southern Europe ETF	0.55%
Global X Eastern Europe ETF	0.68%
Global X Emerging Africa ETF	0.63%
Global X Sub-Saharan Africa Index ETF	0.68%
Global X FTSE Frontier Markets ETF	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X S&P Pan Arab Index ETF	0.68%
Global X FTSE Morocco 20 Index ETF	0.68%
Global X FTSE Portugal 20 ETF	0.55%
Global X FTSE Sri Lanka Index ETF	0.68%
Global X FTSE Ukraine Index ETF	0.68%
Global X FTSE United Arab Emirates 20 ETF	0.68%
Global X Hungary Index ETF	0.68%
Global X Kazakhstan Index ETF	0.68%
Global X Kuwait ETF	0.68%
Global X Luxembourg ETF	0.55%
Global X Slovakia Index ETF	0.68%

Each Fund also bears certain other expenses, which are specifically excluded from being covered under the Management Fee and the Supervision and Administration Agreement ("Excluded Expenses") and may vary and will affect the total level of expenses paid by the Fund. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). Certain Funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

The Adviser and its affiliates deal, trade and invest for their own accounts in the types of securities in which a Fund also may invest. The Adviser does not use inside information in making investment decisions on behalf of the Funds.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement remains in effect for two (2) years from its effective date and thereafter continues in effect for as long as its continuance is specifically approved at least annually, by (1) the Board of Trustees of the Trust, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees of the Trust or by vote of a majority of the Funds' shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that the Adviser shall not be liable to the Funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Fees paid by each Fund that was operational to the Adviser and the aggregated amount of Management Fees reimbursed or waived by the Adviser (net of expenses reimbursed to the Adviser under the Expense Agreement) for the fiscal years ended October 31, 2010, 2011 and 2012 are set forth in the chart below.

	Management Fees Paid for the Fiscal Year Ended			Reimbursements or Waivers for the Fiscal Year Ended			
Fund	October 31, 2010	October 31, 2011	October 31, 2012	October 31, 2010	October 31, 2011	October 31, 2012	Date of Commencement of Investment Operations
Global X China Consumer ETF	323,137	1,139,644	803,535				11/30/2009
Global X China Energy ETF	20,854	47,985	31,200				12/15/2009

38

	Management Fees Paid for the Fiscal Year Ended			Reimbursements or Waivers for the Fiscal Year Ended			
Fund	October 31, 2010	October 31, 2011	October 31, 2012	October 31, 2010	October 31, 2011	October 31, 2012	Date of Commencement of Investment Operations
Global X China Financials ETF	338,609	106,172	68,365				12/10/2009
Global X China Industrials ETF	143,352	51,562	28,636				11/30/2009
Global X China Materials ETF	132,463	89,639	16,349				1/12/2010
Global X NASDAQ China Technology ETF	20,303	37,043	25,917				12/8/2009
Global X Brazil Consumer ETF	24,160	226,242	225,210				7/7/2010
Global X Brazil Financials ETF	8,323	65,842	37,527				7/28/2010
Global X Brazil Mid Cap ETF	32,458	202,169	153,455				6/21/2010
Global X FTSE Andean 40 ETF	—	35,613	56,875				2/2/2011
Global X FTSE Argentina 20 ETF	—	20,666	25,142				3/2/2011
Global X FTSE ASEAN 40 ETF	—	48,969	177,076				2/16/2011
Global X FTSE Colombia 20 ETF	221,067	1,087,176	1,099,888		(27,799)	(77,243)	2/5/2009
Global X FTSE Greece 20 ETF	—	—	33,667				12/7/2011
Global X FTSE Nordic Region ETF	33,950	137,085	126,932				08/17/2009
Global X FTSE Norway 30 ETF	—	205,421	256,316				11/9/2010
Global X Copper Miners ETF	15,452	512,493	220,398				4/19/2010
Global X Fertilizers/Potash ETF	—	69,793	191,933				5/25/2011
Global X Gold Explorers ETF	—	150,948	192,138				11/3/2010
Global X Junior Miners ETF		15,687	18,302				3/16/2011
Global X Lithium ETF	72,966	1,085,885	650,289				7/22/2010
Global X Pure Gold Miners ETF	—	13,407	27,633				3/14/2011
Global X Silver Miners ETF	246,319	2,773,066	2,111,247				4/19/2010
Global X Uranium ETF	—	1,323,783	1,138,949				11/4/2010
Global X SuperDividend ETF	—	72,139	392,076				6/8/2011
Global X Canada Preferred ETF	—	16,953	69,674				5/24/2011
Global X Social Media Index ETF	—	—	70,589				11/14/2011

PORTFOLIO MANAGERS

Bruno del Ama and Jose C. Gonzalez are primarily responsible for the day-to-day management of the Fund's investments.

Portfolio Manager's Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a salary and are eligible to receive an annual bonus. The portfolio manager's salary compensation is designed to be competitive with the marketplace and reflect the portfolio manager's relative experience and contribution to the Funds. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon each Fund's performance and individual contributions. As shareholders of the Adviser, Bruno del Ama and Jose C. Gonzalez also may benefit economically from any profits generated by the Adviser.

Other Accounts Managed by Portfolio Manager

It is anticipated that the portfolio manager will be responsible for multiple investment accounts, including other investment companies registered under the 1940 Act. As a general matter, certain conflicts of interest may arise in connection with the portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements and conflicts relating to selection of brokers or dealers to execute a Fund's trades. The Adviser has structured the portfolio manager's compensation in a manner, and the Funds and the Adviser have adopted policies, procedures and a code of ethics, reasonably designed to safeguard the Funds from being negatively affected as a result of any such conflicts that may arise.

As of October 31, 2012, Bruno del Ama and Jose Gonzalez were responsible for the management of the following accounts:

39

Name of Portfolio Manager	Other Accounts Managed (As of October 31, 2012)			Accounts with respect to which the advisory fee is based on the performance of the account	
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Bruno del Ama	Registered investment companies	31	$1,446,638,595	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jose C. Gonzalez	Registered investment companies	31	$1,446,638,595	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Although the funds in the Trust that are managed by Messrs. del Ama and Gonzalez may have different investment strategies, each has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of the various accounts presents a material conflict of interest for Messrs. del Ama and Gonzalez or the Adviser.

Disclosure of Securities Ownership

Listed below for each Portfolio Manager is a dollar range of securities beneficially owned in a Fund as of October 31, 2012.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Bruno del Ama		
	Global X Pure Gold Miners ETF	$10,001-$50,000
	Global X China Financials ETF*	$50,001-$100,000
	Global X China Materials ETF*	$10,001-$50,000
	Global X NASDAQ China Technology ETF*	$10,001-$50,000
Jose C. Gonzalez		
	Global X FTSE Greece 20 ETF	$1-$10,000
	Global X China Financials ETF*	$50,001-$100,000
	Global X China Materials ETF*	$10,001-$50,000
	Global X NASDAQ China Technology ETF*	$10,001-$50,000

*The shares of the Fund are held by Global X Management Company LLC, which is controlled by Mr. del Ama and Jose C. Gonzalez.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and in various jurisdictions. The Adviser effects transactions for the Fund with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing the most efficient and best execution of trades. The primary consideration of the Adviser is to seek prompt execution of orders at the most favorable net price. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers. The Adviser and its affiliates do not currently participate in any soft dollar transactions, although the Adviser relies on Section 28(e) of the 1934 Act in effecting or executing transactions for the Fund. Accordingly, in selecting broker-dealers to execute a particular transaction, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Fund and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-

40

dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to the Adviser in connection with its services to other clients.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund are considered at or about the same time, transactions in such securities are allocated among the Fund in a manner deemed equitable to the Fund by the Adviser. Bundling or bunching transactions for the Fund is intended to result in better prices for portfolio securities and lower brokerage commissions, which should be beneficial to the Fund.

The aggregate brokerage commissions paid by each Fund during the fiscal period ended October 31, 2010, 2011 and 2012 are set forth in the chart below.

	Brokerage Commissions Paid for the Fiscal Period Ended			
Fund	October 31, 2010	October 31, 2011	October 31, 2012	Date of Commencement of Investment Operations
Global X FTSE Nordic Region ETF	322	2,057	3,129	8/17/2009
Global X FTSE Norway 30 ETF	—	12,384	13,472	11/9/2010
Global X FTSE Argentina 20 ETF	—	2,240	793	3/2/2011
Global X FTSE Colombia 20 ETF	98,384	195,803	218,711	2/5/2009
Global X Brazil Mid Cap ETF	213	11,879	8,589	6/21/2010
Global X Brazil Consumer ETF	308	19,715	18,762	7/7/2010
Global X Brazil Financials ETF	—	6,671	3,198	7/28/2010
Global X China Consumer ETF	6,757	51,026	24,910	11/30/2009
Global X China Energy ETF	775	1,793	828	12/15/2009
Global X China Financials ETF	9,514	10,621	1,478	12/10/2009
Global X China Industrials ETF	3,182	2,912	1,014	11/30/2009
Global X China Materials ETF	2,842	9,318	408	1/12/2010
Global X NASDAQ China Technology ETF	192	1,617	2,593	12/8/2009
Global X Copper Miners ETF	218	14,873	12,968	4/19/2010
Global X Pure Gold Miners ETF	—	162	1,060	3/14/2011
Global X Lithium ETF	1,197	55,935	29,296	7/22/2010
Global X Silver Miners ETF	515	91,721	49,973	4/19/2010
Global X Uranium ETF	—	73,247	78,869	11/4/2010
Global X Gold Explorers ETF	—	13,341	23,154	11/3/2010
Global X FTSE Andean 40 ETF	—	5,142	3,570	2/2/2011
Global X FTSE ASEAN 40 ETF	—	5,438	5,761	2/16/2011
Global X Junior Miners ETF (formerly Global X S&P/TSX Venture 30 Canada ETF)	—	1,662	4,594	3/16/2011
Global X Fertilizers/Potash ETF	—	4,059	7,817	5/25/2011
Global X SuperDividend ETF	—	2,164	30,866	6/8/2011
Global X Canada Preferred ETF	—	118	4,767	5/24/2011
Global X FTSE Greece 20 ETF	—	—	6,511	12/7/2011
Global X Social Media Index ETF	—	—	11,228	11/14/2011

PROXY VOTING

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Boards of Trustees' oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Funds' and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser

41

42 has adopted proxy voting policies and guidelines for this purpose ("Proxy Voting Policies") and the Adviser has engaged a third party proxy solicitation firm which is responsible for the actual voting of all proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. I. General Policy The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities. In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings. Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the re-pricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount. The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value. II. Record of Proxy Voting Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended October 31 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at www.sec.gov. SUB-ADMINISTRATOR SEI Investments Global Funds Services (“SEIGFS”), located at One Freedom Valley Drive Oaks, PA 19456, serves as Sub-Administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub- Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. DISTRIBUTOR The Trust has entered into a Distribution Agreement under which SEI Investments Distribution Co. (“SIDCO”), with principal offices at One Freedom Valley Drive Oaks, PA 19456, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. No compensation is payable by the Trust to SIDCO for such distribution services. The Distribution Agreement provides that the Trust will indemnify SIDCO against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by SIDCO,

43 or those resulting from the willful misfeasance, bad faith or gross negligence of SIDCO, or SIDCO’s reckless disregard of its duties and obligations under the Distribution Agreement. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange. Additionally, the Adviser or its affiliates may, from time to time, and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares. CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian of Funds’ assets. The custodian relationship is managed through SIDCO. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of each Fund, (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of the Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by Funds shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. DESCRIPTION OF SHARES The Declaration of Trust of the Trust (“Declaration”) permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may create additional series and each series may be divided into classes. Under the terms of the Declaration, each share of the Fund represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and non-assessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued. Following the creation of the initial Creation Unit Aggregation(s) of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund. The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors of that Fund, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the

44 general liabilities of the Trust. Expenses with respect to the Funds normally are allocated in proportion to the NAV of the respective Fund except where allocations of direct expenses can otherwise be fairly made. Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Each Fund and other funds of the Trust entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular Fund or class. Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an Investment Advisory Agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in the fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above. The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders to one vote for each share represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar- based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, the President or Secretary of the Trust or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law. The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio. The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified. The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders. The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

45 In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities. The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration provides for indemnification of Trustees and officers of the Trust unless the indemnitee is liable to the Trust or any shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office. The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration. The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) the shareholder was a shareholder at the time of the action complained of; (ii) the shareholder was a shareholder at the time demand is made; (iii) the shareholder must make demand to the Trustees before commencing at derivative action on behalf of the Trust; (iv) any shareholders that hold at least 10% of the outstanding shares of the Trust (or 10% of the outstanding shares of the series or class to which such action relates) must join in the request for the Trustees to commence such action; and (v) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and will require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action. The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an Investment Advisory Agreement, a distribution plan or a change in the Fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio. BOOK-ENTRY ONLY SYSTEM The following information supplements and should be read in conjunction with the Shareholder Information section in the Prospectus. The Depository Trust Company (“DTC”) Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC

46 Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares. Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which shares are listed. PURCHASE AND REDEMPTION OF CREATION UNITS CREATION UNIT AGGREGATIONS The Trust issues and sells shares of each Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board. PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

47 General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Funds’ NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. A “Business Day” with respect to each Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio Deposit. The consideration for purchase of a Creation Unit of shares of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) constituting an optimized representation of the Fund’s Underlying Index and an amount of cash in U.S. dollars computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership. The Adviser makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of a given Fund until such time as the next- announced Deposit Securities composition is made available. The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes pursuant to changes in the composition of the Fund’s Portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions. In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of each Fund, will be made available. Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an Authorized Participant). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of

48 the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor. Purchase Order. To initiate an order for a Creation Unit of shares of a Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Funds. With respect to a Fund, the Distributor will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). The Custodian shall cause the appropriate local sub- custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time (as defined below) on such Business Day. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant. Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund’s Exchange, on any Business Day in order to receive that Business Day’s NAV. Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance. Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order. The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities

49 causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Funds’ Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Fund’s Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification. Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex- dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit. In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding. Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below. Purchase Transaction Fee. A fixed purchase transaction fee payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Global X China Consumer ETF (CHIQ)	$1,900	3%
Global X China Energy ETF (CHIE)	$1,900	3%
Global X China Financials ETF (CHIX)	$1,900	3%
Global X China Industrials ETF (CHII)	$1,900	3%
Global X China Materials ETF (CHIM)	$1,900	3%
Global X China Mid Cap ETF (CHIA)	$1,900	3%
Global X NASDAQ China Technology ETF (QQQC)	$1,900	3%
Global X Brazil Consumer ETF (BRAQ)	$1,500	3%
Global X Brazil Financials ETF (BRAF)	$1,500	3%
Global X Brazil Industrials ETF [ ]	$1,500	3%
Global X Brazil Materials ETF [ ]	$1,500	3%
Global X Brazil Mid Cap ETF (BRAZ)	$1,900	3%
Global X Brazil Utilities ETF (BRAU)	$1,500	3%
Global X FTSE Andean 40 ETF (AND)	$2,300	3%
Global X FTSE Argentina 20 ETF (ARGT)	$1,000	3%
Global X FTSE ASEAN 40 ETF (ASEA)	$2,300	3%
Global X FTSE Bangladesh Index ETF [ ]	$2,300	3%
Global X FTSE Colombia 20 ETF (GXG)	$2,500	3%
Global X FTSE Greece 20 ETF (GREK)	$1,000	3%
Global X FTSE Nordic Region ETF (GXF)	$1,400	3%
Global X FTSE Norway 30 ETF (NORW)	$1,400	3%
Global X Czech Republic Index ETF [ ]	$1,800	3%
Global X Nigeria Index ETF (NGE)	$2,300	3%
Global X Pakistan KSE-30 ETF (PAK)	$3,600	3%
Global X Qatar ETF [ ]	$2,800	3%
Global X Central Asia & Mongolia Index ETF (AZIA)	$2,700	3%
Global X Copper Miners ETF (COPX)	$1,000	3%
Global X Fertilizers/Potash ETF (SOIL)	$1,000	3%
Global X Gold Explorers ETF (GLDX)	$1,000	3%
Global X Junior Miners ETF (JUNR)	$1,000	3%
Global X Lithium ETF (LIT)	$1,000	3%
Global X Pure Gold Miners ETF (GGGG)	$1,000	3%
Global X Silver Miners ETF (SIL)	$1,000	3%
Global X Uranium ETF (URA)	$1,000	3%
Global X SuperDividend ETF (SDIV)	$3,800	3%
Global X Canada Preferred ETF (CNPF)	$1,000	3%
Global X Risk Parity ETF (RISK)	$2,300	3%
Global X Social Media Index ETF (SOCL)	$1,000	3%
Global X Rare Earths ETF (RERX)	$1,000	3%
Global X Strategic Metals ETF (SMX)	$1,000	3%
Global X Advanced Materials ETF [ ]	$1,000	3%
Global X Cement ETF [ ]	$1,000	3%
Global X Land ETF [ ]	$1,000	3%
Global X FTSE Railroads ETF [ ]	$1,000	3%
Global X FTSE Toll Roads & Ports ETF [ ]	$1,000	3%
Global X Central America Index ETF [ ]	$2,700	3%
Global X Central and Northern Europe ETF [ ]	$1,300	3%
Global X Southern Europe ETF [ ]	$1,800	3%
Global X Eastern Europe ETF [ ]	$2,200	3%
Global X Emerging Africa ETF (AFR)	$2,9 00	3%
Global X Sub-Saharan Africa Index ETF [ ]	$2,800	3%
Global X FTSE Frontier Markets ETF [ ]	$5,300	3%
Global X Next Emerging & Frontier ETF (EMFM)	$9,500	3%
Global X S&P Pan Arab Index ETF [ ]	$6,500	3%
Global X FTSE Morocco 20 Index ETF [ ]	$2,300	3%
Global X FTSE Portugal 20 ETF [ ]	$1,000	3%

50

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Global X FTSE Sri Lanka Index ETF [ ]	$2,300	3%
Global X FTSE Ukraine Index ETF [ ]	$2,300	3%
Global X FTSE United Arab Emirates 20 ETF (UAEX)	$2,700	3%
Global X Hungary Index ETF [ ]	$1,800	3%
Global X Kazakhstan Index ETF [ ]	$2,700	3%
Global X Kuwait ETF [ ]	$2,900	3%
Global X Luxembourg ETF [ ]	$1,000	3%
Global X Slovakia Index ETF [ ]	$2,700	3%

* As a percentage of the value of the amount invested.

REDEMPTION OF CREATION UNITS

Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Fund the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Portfolio Securities"). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

A fixed redemption transaction fee payable to the Custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Fund	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Global X FTSE Nordic Region ETF	$1,400	2%
Global X FTSE Norway 30 ETF	$1,400	2%
Global X FTSE Argentina 20 ETF	$1,000	2%
Global X FTSE Colombia 20 ETF	$2,500	2%
Global X Brazil Mid Cap ETF	$1,900	2%
Global X Brazil Consumer ETF	$1,500	2%
Global X Brazil Financials ETF	$1,500	2%
Global X Brazil Industrials ETF	$1,500	2%
Global X Brazil Materials ETF	$1,500	2%
Global X Brazil Utilities ETF	$1,500	2%
Global X China Consumer ETF	$1,900	2%
Global X China Energy ETF	$1,900	2%
Global X China Financials ETF	$1,900	2%
Global X China Industrials ETF	$1,900	2%
Global X China Materials ETF	$1,900	2%
Global X NASDAQ China Technology ETF	$1,900	2%
Global X China Mid Cap ETF	$1,900	2%

51

Fund	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Global X Copper Miners ETF	$1,000	2%
Global X Pure Gold Miners ETF	$1,000	2%
Global X Lithium ETF	$1,000	2%
Global X Silver Miners ETF	$1,000	2%
Global X Uranium ETF	$1,000	2%
Global X Emerging Africa ETF	$2,900	2%
Global X Pakistan KSE-30 ETF	$3,600	2%
Global X FTSE United Arab Emirates 20 ETF	$2,700	2%
Global X Gold Explorers ETF	$1,000	2%
Global X FTSE Andean 40 ETF	$2,300	2%
Global X FTSE ASEAN 40 ETF	$2,300	2%
Global X Junior Miners ETF	$1,000	2%
Global X Next Emerging & Frontier ETF	$9,500	2%
Global X Rare Earths ETF	$1,000	2%
Global X Strategic Metals ETF	$1,000	2%
Global X Fertilizers/Potash ETF	$1,000	2%
Global X SuperDividend ETF	$3,800	2%
Global X Canada Preferred ETF	$1,000	2%
Global X FTSE Portugal 20 ETF	$1,000	2%
Global X FTSE Ukraine Index ETF	$2,300	2%
Global X FTSE Greece 20 ETF	$1,000	2%
Global X Hungary Index ETF	$1,800	2%
Global X Luxembourg ETF	$1,000	2%
Global X FTSE Morocco 20 Index ETF	$2,300	2%
Global X Czech Republic Index ETF	$1,800	2%
Global X Slovakia Index ETF	$2,700	2%
Global X Qatar ETF	$2,800	2%
Global X Kuwait ETF	$2,900	2%
Global X Nigeria Index ETF	$2,300	2%
Global X FTSE Bangladesh Index ETF	$2,300	2%
Global X FTSE Sri Lanka Index ETF	$2,300	2%
Global X Kazakhstan Index ETF	$2,700	2%
Global X FTSE Frontier Markets ETF	$5,300	2%
Global X Central America Index ETF	$2,700	2%
Global X Central and Northern Europe ETF	$1,300	2%
Global X Southern Europe ETF	$1,800	2%
Global X Eastern Europe ETF	$2,200	2%
Global X Central Asia & Mongolia Index ETF	$2,700	2%
Global X Sub-Saharan Africa Index ETF	$2,800	2%
Global X S&P Pan Arab Index ETF	$6,500	2%
Global X FTSE Toll Roads & Ports ETF	$1,000	2%
Global X FTSE Railroads ETF	$1,000	2%
Global X Land ETF	$1,000	2%
Global X Cement ETF	$1,000	2%
Global X Advanced Materials ETF	$1,000	2%
Global X Social Media Index ETF	$1,000	2%

*As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the relevant Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request

52

53 must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants. Orders to redeem Creation Unit Aggregations of funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund’s Distributor not later than the closing time of the applicable Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Fund’s Custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods as described in Appendix A. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares. Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered. Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (that is “T+3”). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to the Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the

54 Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws. In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed). To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust’s Custodian, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit. Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC. TAXES The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

55 The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations, rulings and decision under it, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of a Fund, persons who borrow in order to acquire shares, and certain foreign taxpayers). Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes Shares of each Fund are held by U.S. Shareholders and that such Shares are held as capital assets. No representation is made as to the tax consequences of the operation of any Fund. U.S. SHAREHOLDER A U.S. Shareholder is a beneficial owner of Shares of a Fund that is for U.S. federal income tax purposes: • a citizen or individual resident of the United States (including certain former citizens and former long- term residents); • a domestic corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia; • an estate , the income of which is subject to U.S. federal income taxation regardless of its source; or • a trust if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person. A “Non-U.S.Shareholder” is a beneficial owner of Shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. Shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective Shareholder who is a partner of a partnership holding Shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Shares. FEDERAL - GENERAL INFORMATION Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, such Fund could be disqualified as a regulated investment company. In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Section 7704 of the Code, which is generally a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial

56 equivalent thereof)”. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in above. If a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. . Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income. Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which each Fund does not hold more than 5% of the value of its total assets in securities of such issuer and as to which each Fund does not hold more than 10% of the outstanding voting securities (including securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements. If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT. Similarly if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of corporate tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test. If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of such Fund’s current and accumulated earnings and profits. The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax. Each Fund intends to distribute annually to its shareholders all or substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by such Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service. Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of such Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income except as described below for qualified dividends.

57 If an individual, trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period. Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of such Fund, and as a capital gain thereafter (if the shareholder holds his shares of such Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations. Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in such Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date such Fund acquired such stock. Accordingly, to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case. BACK-UP WITHHOLDING In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). SECTIONS 351 AND 362 The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, such Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine deemed and beneficial share ownership for purposes of the 80% determination. QUALIFIED DIVIDEND INCOME Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 20% to the extent each Fund receives qualified dividend income on the securities it holds and such Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has

58 not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. CAPITAL GAINS Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund’s net capital gains will be taxable as long-term capital gains. CORPORATE DIVIDENDS RECEIVED DEDUCTION A Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. NET CAPITAL LOSS CARRYFORWARDS To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of capital gain dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long- term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders. MEDICARE TAX For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which includes dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund. EXCESS INCLUSION INCOME Certain types of income received by a Fund from real estate investment Trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI cause a charitable remainder Trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause a Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders. TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund including the effect of fluctuations in the value of foreign currencies, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring such Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid

59 corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which a Fund invests, such Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if such Fund fails to make an election to recognize income annually during the period of its ownership of the shares. Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received. Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be. The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

60 Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment. Commodities. In August, 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty. Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.” Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income. In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes

61 net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax. Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends- received deduction to the extent of the deemed dividend portion of such accrued interest. Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer. Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund. Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

62 Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances. Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years. SHAREHOLDER REPORTING OBLIGATIONS WITH RESPECT TO FOREIGN FINANCIAL ASSETS. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938. OTHER REPORTING AND WITHHOLDING REQUIREMENTS. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015. The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders

63 provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund. Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances. SALES OF SHARES Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. OTHER TAXES Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. FOREIGN TAXES It is expected that certain income of the Funds will be subject to foreign withholding taxes and other taxes imposed by countries in which the Funds invest. If a Fund is liable for foreign income taxes, including such withholding taxes, such Fund may meet the requirements of the Code for “passing through” to its shareholders the foreign taxes paid, but there can be no assurance that a Fund will be able to do so. Under the Code, if more than 50% of the value of a Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, such Fund may file an election with the Internal Revenue Service to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. The Funds expect to be able to make this election, though no assurance can be given that they will be able to do so. Pursuant to this election, a shareholder (a) will include in gross income (in addition to taxable dividends actually received) the shareholder’s pro rata share of the foreign income taxes paid by the Fund; (b) will treat the shareholder’s pro rata share of such foreign income taxes as having been paid by the shareholder; and (c) may, subject to certain limitations, be entitled either to deduct the shareholder’s pro rata share of such foreign income taxes in computing the shareholder’s taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which a Fund makes such a pass- through election, the Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount which will be available for deduction or credit. If a Fund does not make the election, any foreign taxes paid or accrued will represent an expense to such Fund, which will reduce its net investment income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them. The rules governing foreign tax credits are complex and, therefore, shareholders should consult their own tax Advisors regarding the availability of foreign tax credits in their particular circumstances. TAXATION OF NON-U.S. SHAREHOLDERS Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short- term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the

64 dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt- interest dividends, or upon the sale or other disposition of shares of a Fund. For foreign shareholders of a Fund a distribution attributable to such Fund’s sale of a real estate investment trust or other U.S. real property holding company will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of such Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. A distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by such Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions. COST BASIS REPORTING As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. Each Fund will choose or has chosen a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances. Each Fund's shareholders will be notified as to which default tax lot identification method the Fund will use. For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method. REPORTING If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax Advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions. The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

65 NET ASSET VALUE The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined by SEIGFS once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. SEIGFS may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by the Index Providers may adversely affect a Fund’s ability to track its underlying index. DIVIDENDS AND DISTRIBUTIONS GENERAL POLICIES Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. To improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a registered investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income. Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds. DIVIDEND REINVESTMENT SERVICE No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

66 FINANCIAL STATEMENTS Audited financial statements for the Trust as of October 31, 2012, including the notes thereto, and the reports of Ernst & Young LLP, an independent registered public accounting firm, are incorporated herein by reference from the Trust’s October 31, 2012 Annual Report to shareholders. The Annual Report is delivered with this SAI to shareholders requesting this SAI. OTHER INFORMATION CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Authorized Participants, as of January 31, 2013, the following persons owned, of record or beneficially, 5% or more of the following Funds. Global X FTSE Nordic Region ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 28.62% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 15.31% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 8.22% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 5.15% The Vanguard Group 100 Vanguard Blvd., Malvern, PA 19355 5.15% Global X FTSE Norway 30 ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 27.02% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 11.46% Curian Capital, LLC. 7601 Technology Way, Denver, CO 80237 7.29% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 5.55% First Clearing LLC 901 East Byrd St 15th FL Richmond, VA 23219 5.52% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 5.30% Global X FTSE Colombia 20 ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Brown Brothers Harriman & Co.

67 140 Broadway New York, NY 10005 20.50% JP Morgan Chase 270 Park Ave. New York, NY 10017 12.59% Northern Trust 50 South La Salle Street, Chicago, IL 60603 10.86% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 7.69% The Bank of New York One Wall Street, 5th floor, New York, NY 10286 6.15% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 5.65% Global X Brazil Mid Cap ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 15.86% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 11.69% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 10.43% RBC Capital Markets 1 Liberty Plz # 3, New York, NY 10007 5.38% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 5.19% Global X Brazil Consumer ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 19.98% State Street Bank & Trust 800 Boylston Street Boston, Massachusetts 02116 11.87% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 10.98% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 7.01% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 5.64% Citigroup Inc. 399 Park Avenue New York, NY 10043 5.62% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 5.09% Global X Brazil Financials ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Merrill Lynch & Co. Inc. 4 World Financial Center FL 23, New York, NY 10080 39.39% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 13.54% Charles Schwab & Co., Inc. 10.71%

68 101 Montgomery Street, San Francisco, CA 94104 Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 6.83% Global X China Consumer ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 15.11% JP Morgan Chase 270 Park Ave. New York, NY 10017 14.05% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 11.89% ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302 7.81% The Bank of New York One Wall Street, 5th floor, New York, NY 10286 6.59% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 5.51% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 5.41% Global X China Energy ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Merrill Lynch & Co. Inc. 4 World Financial Center FL 23, New York, NY 10080 15.92% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 14.64% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 11.07% Goldman Sachs & Co. 85 Broad Street New York, NY 10004 7.75% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 7.51% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 6.39% JP Morgan Chase 270 Park Ave. New York, NY 10017 6.04% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 6.01% Global X China Financials ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 22.19% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 16.12% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 11.35% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 7.53%

69 Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 6.04% E*Trade 135 East 57th Street, New York, NY 10022 5.27% Global X China Industrials ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 32.98% UBS Financial 1285 Avenue of the Americas, New York, NY 10019 9.36% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 8.64% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 7.20% Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 5.65% Merrill Lynch & Co. Inc. 4 World Financial Center FL 23, New York, NY 10080 5.37% Global X China Materials ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 18.41% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 15.01% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 11.06% CIBC World Markets 300 Madison Ave, New York, NY 10017 8.26% E*Trade 135 East 57th Street, New York, NY 10022 5.92% JP Morgan Chase 270 Park Ave. New York, NY 10017 5.22% Global X NASDAQ China Technology ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 21.88% Merrill Lynch & Co. Inc. 4 World Financial Center FL 23, New York, NY 10080 13.29% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 10.07% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 9.08% JP Morgan Chase 270 Park Ave. New York, NY 10017 6.06% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 5.99%

70 Global X Copper Miners ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 15.30% Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 12.42% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 9.81% ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302 8.52% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 6.34% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 6.24% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 6.23% Global X Lithium ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 25.40% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 9.86% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 8.25% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 7.24% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 5.54% Global X Silver Miners ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 15.55% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 14.25% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 11.19% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 7.39% First Clearing LLC 901 East Byrd St 15th FL Richmond, VA 23219 5.75% Global X Uranium ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Brown Brothers Harriman & Co.

71 140 Broadway New York, NY 10005 14.87% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 11.76% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 9.44% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 6.59% ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302 5.23% Global X FTSE Argentina 20 ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned RBC Capital Markets 1 Liberty Plz # 3, New York, NY 10007 19.96% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 13.23% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 12.48% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 12.35% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 8.74% Global X Pure Gold Miners ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 13.57% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 11.81% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 10.38% JP Morgan Chase 270 Park Ave. New York, NY 10017 6.97% Raymond James Financial 880 Carillon Parkway, St. Petersburg, FL 33716 6.54% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 6.53% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 6.14% ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302 5.32% Global X Gold Explorers ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 13.59% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 11.05% National Financial Services, LLC

72 200 Liberty Street, NY4F New York, NY 10281 10.39% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 7.94% Interactive Brokers One Pickwick Plaza, Greenwich, CT 06830 6.45% Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 6.21% Citigroup Inc. 399 Park Avenue New York, NY 10043 5.47% Goldman Sachs & Co. 85 Broad Street New York, NY 10004 5.18% Global X FTSE Andean 40 ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 30.41% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 18.28% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 14.03% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 5.50% Global X FTSE ASEAN 40 ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 14.24% Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 11.90% Raymond James Financial 880 Carillon Parkway, St. Petersburg, FL 33716 11.34% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 10.11% R.W. Baird & Co. 777 East Wisconsin Avenue, Milwaukee, WI 53202 9.94% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 5.66% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 7.03% The Bank of New York One Wall Street, 5th floor, New York, NY 10286 5.95% Global X Junior Miners ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 12.80% Merrill Lynch & Co. Inc. 4 World Financial Center FL 23, New York, NY 10080 10.84% National Financial Services, LLC

73 200 Liberty Street, NY4F New York, NY 10281 10.79% JP Morgan Chase 270 Park Ave. New York, NY 10017 8.87% E*Trade 135 East 57th Street, New York, NY 10022 7.56% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 7.51% Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 6.18% Global X Fertilizers/Potash ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 12.95% Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 12.17% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 7.94% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 7.84% Merrill Lynch & Co. Inc. 4 World Financial Center FL 23, New York, NY 10080 7.09% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 5.46% Global X SuperDividend ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 14.74% Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 13.39% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 12.59% First Clearing LLC 901 East Byrd St 15th FL Richmond, VA 23219 9.85% ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302 9.66% Global X Canada Preferred ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302 24.44% First Clearing LLC 901 East Byrd St 15th FL Richmond, VA 23219 18.58% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 9.19% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 8.29%

74 Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 6.42% Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399 5.96% Global X FTSE Greece 20 ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005 13.59% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 11.05% National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 10.39% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 7.94% Interactive Brokers One Pickwick Plaza, Greenwich, CT 06830 6.45% Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 6.21% Citigroup Inc. 399 Park Avenue New York, NY 10043 5.47% Goldman Sachs & Co. 85 Broad Street New York, NY 10004 5.18% Global X Social Media Index ETF Name and Address of Beneficial Owner Percentage of Outstanding Shares of Fund Owned National Financial Services, LLC 200 Liberty Street, NY4F New York, NY 10281 15.36% ML SFKPG 101 Hudson Street, 8th Fl., Jersey City, NJ 07302 8.96% Morgan Stanley Smith Barney 1585 Broadway New York, NY 10036 8.93% Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104 8.89% E*Trade 135 East 57th Street, New York, NY 10022 5.90% TD Ameritrade, Inc. 1005 N Ameritrade Place Bellevue, NE 68005 5.50% INDEPENDENT TRUSTEE COUNSEL Dechert LLP, with offices at 1775 I Street Washington, DC 20006-2401, is counsel to the Independent Trustees of each Fund. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP serves as the independent registered public accounting firm of the Trust, audits the Funds’ financial statements and may perform other services. SECURITIES LENDING AGENT Citibank, N.A. (“Citi”) acts as the securities lending agent for the Trust. In its capacity as securities lending agent, Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with

75 borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Trust portfolios and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from each Fund and such fee will be calculated on, and deducted from, that Fund's securities lending revenues. ADDITIONAL INFORMATION The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

A-1 APPENDIX A Each Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three business days. Each Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. The dates of the Regular Holidays in calendar year 2013 are: The dates of the Regular Holidays in calendar year 2013 are: Argentina: January 1 April 1 June 16 October 12 March 24 April 2 June 17 October 19 March 28 May 1 July 9 December 18 March 29 May 25 August 19 December 25 Australia: January 1 March 29 May 20 August 14 December 25 January 28 April 1 June 3 September 30 December 26 March 4 April 25 June 10 October 7 March 11 May 6 August 5 November 5 Austria: January 1 May 9 November 1 December 31 March 29 May 20 December 24 April 1 May 30 December 25 May 1 August 15 December 26 Bangladesh: February 21 May 23 August 8 October 15 December 25 March 17 June 25 August 11 October 16 December 31 March 26 July 1 August 15 October 17 April 14 August 6 August 28 November 14 May 1 August 7 October 14 December 16

A-2 The Bangladeshi market is closed every Friday Belgium: January 1 May 9 November 1 March 29 May 10 November 11 April 1 May 20 December 25 May 1 August 15 December 26 Brazil: January 1 March 29 November 15 December 31 January 25 May 1 November 20 February 11 May 30 December 24 February 12 July 9 December 25 Canada: January 1 May 20 September 2 December 26 January 2 June 24 October 14 February 18 July 1 November 11 March 29 August 5 December 25 Chile: January 1 May 27 November 1 March 29 August 15 December 25 May 1 September 18 December 31 May 21 September 19 China: January 1 February 12 May 1 July 4 October 3 November 28 January 21 February 13 May 2 September 2 October 4 December 25 February 7 February 14 May 3 September 30 October 7 February 8 February 15 May 6 October 1 October 14 February 11 February 18 May 7 October 2 November 11 Colombia: January 1 March 29 June 10 October 14 December 31 January 7 May 1 July 1 November 4 March 25 May 13 August 7 November 11 March 28 June 3 August 19 December 25 Czech Republic: January 1 May 9 December 25 March 29 June 21 December 26 April 1 December 6 December 31 May 1 December 24 Denmark: January 1 April 26 December 24 March 28 May 9 December 25 March 29 May 19 December 26

A-3 April 1 June 5 December 31 Egypt: January 1 May 1 July 23 October 6 November 4 January 7 May 5 August 7 October 14 November 5 January 24 May 6 August 8 October 15 April 25 July 1 August 11 October 16 The Egyptian market is closed every Friday Finland: January 1 May 9 December 25 March 29 June 21 December 26 April 1 December 6 December 31 May 1 December 24 France: January 1 May 8 December 25 March 29 May 9 December 26 April 1 August 15 May 1 November 1 Germany: January 1 May 1 August 15 December 25 February 11 May 9 October 3 December 26 March 29 May 20 November 1 December 31 April 1 May 30 December 24 Ghana: January 1 May 1 September 23 December 26 March 6 May 27 October 15 March 29 July 1 December 6 April 1 August 8 December 25 Greece: January 1 April 1 June 24 December 26 March 18 May 1 August 15 March 25 May 3 October 28 March 29 May 6 December 25 Hong Kong: January 1 April 1 June 12 October 14 December 31 February 11 April 4 July 1 December 24 February 12 May 1 September 20 December 25 March 29 May 17 October 1 December 26 Hungary: January 1 May 20 November 1 March 15 August 19 December 24 April 1 August 20 December 25 May 1 October 23 December 26

A-4 India: January 25 April 11 May 25 August 15 October 16 December 25 January 26 April 19 June 29 August 22 November 4 March 27 April 20 July 1 September 9 November 5 March 29 April 23 August 9 September 30 November 14 April 1 May 1 August 10 October 2 November 15 Indonesia: January 1 April 11 August 8 October 15 December 25 January 25 May 9 August 9 November 4 December 26 March 12 June 7 August 12 November 5 December 30 March 29 August 7 August 13 December 24 December 31 Ireland: January 1 May 1 October 28 December 27 March 18 May 6 December 24 March 29 June 3 December 25 April 1 August 5 December 26 Israel: February 24 April 1 May 15 September 6 September 25 March 25 April 14 July 16 September 13 September 26 March 26 April 15 September 4 September 18 March 31 May 14 September 5 September 19 The Israeli market is closed every Friday Italy: January 1 May 1 December 25 March 29 August 15 December 26 April 1 November 1 December 31 April 25 December 24 Japan: January 1 February 11 May 6 October 14 January 2 March 20 July 15 November 4 January 3 April 29 September 16 December 23 January 14 May 3 September 23 December 31 Jordan: January 1 May 1 October 15 December 25 January 10 August 7 October 16 January 20 August 8 October 17 January 23 October 14 November 4 The Jordanian market is closed every Friday Kazakhstan: January 1 March 21 May 9 December 17 January 2 March 22 July 8 January 7 March 25 August 30 March 8 May 1 December 16

A-5 Kenya: January 1 June 1 December 12 March 29 August 8 December 25 April 1 October 15 May 1 October 20 Kuwait: January 1 February 26 October 14 November 4 January 24 June 4 October 15 February 24 August 7 October 16 February 25 August 8 October 17 The Kuwaiti market is closed every Friday Malaysia: January 1 February 12 May 30 August 8 November 4 January 24 May 1 May 31 August 9 November 5 February 1 May 24 June 1 August 31 December 25 February 11 May 25 August 7 October 15 Mauritius: January 1 April 11 November 1 January 2 May 1 December 25 February 1 August 9 March 12 September 10 Mexico: January 1 March 21 September 16 December 25 February 4 March 28 November 18 February 5 March 29 November 20 March 18 May 1 December 12 Namibia: January 1 April 1 May 17 December 25 March 21 May 1 August 26 December 26 March 29 May 9 December 10 Netherlands: January 1 April 30 May 20 March 29 May 1 December 25 April 1 May 9 December 26 New Zealand: January 1 February 6 June 3 January 2 March 29 October 28 January 21 April 1 December 25 January 28 April 25 December 26 Nigeria: January 1 May 27 October 1 January 24 May 29 October 15 February 4 June 12 December 25 March 29 August 8 December 26

A-6 Norway: January 1 May 1 November 9 March 28 May 1 December 25 March 29 May 17 December 26 April 1 May 20 Oman: January 1 August 8 October 16 November 19 January 24 August 11 October 17 June 6 August 12 November 4 July 23 October 15 November 18 The Omani market is closed every Friday Pakistan: January 1 July 11 August 14 November 14 January 25 August 2 October 15 December 25 February 5 August 8 October 16 May 1 August 9 November 13 Peru: January 1 July 29 December 24 March 28 August 30 December 25 March 29 October 8 December 31 May 1 November 1 Philippines: January 1 April 8 August 8 December 24 February 25 May 1 August 9 December 25 March 28 May 13 August 21 December 30 March 29 June 12 November 1 December 31 Poland: January 1 May 3 November 11 March 29 May 30 December 25 April 1 August 15 December 26 May 1 November 1 Portugal: January 1 April 25 June 13 December 25 February 12 May 1 August 15 December 26 March 29 May 30 November 1 April 1 June 10 December 24 Qatar: January 1 August 11 October 17 February 12 August 12 December 18 March 3 October 15 August 8 October 16 The Qatari market is closed every Friday

A-7 Russia: January 1 January 7 March 8 June 12 January 2 January 8 May 1 November 4 January 3 January 9 May 9 January 4 February 25 May 10 Singapore: January 1 May 1 August 9 December 25 February 11 May 24 October 15 February 12 May 25 November 2 March 29 August 8 November 4 South Africa: January 1 May 1 December 16 March 21 June 17 December 25 March 29 August 9 December 26 April 1 September 24 South Korea: January 1 May 1 August 15 October 3 February 11 May 17 September 18 December 25 March 1 June 6 September 19 December 31 April 5 July 17 September 20 Spain: January 1 March 29 May 15 December 25 January 7 April 1 August 15 December 26 March 19 May 1 November 1 March 28 May 2 December 6 Sweden: January 1 May 9 December 25 March 29 June 6 December 26 April 1 June 21 December 31 May 1 December 24 Switzerland: January 1 April 1 May 30 November 1 December 31 January 2 May 1 August 1 December 24 March 19 May 9 August 15 December 25 March 29 May 20 September 5 December 26 Taiwan: January 1 February 12 February 28 September 19 February 7 February 13 April 4 October 10 February 8 February 14 May 1 February 11 February 15 June 12 Thailand: January 1 April 16 July 1 December 5 February 25 May 1 July 23 December 10 April 8 May 6 August 12 December 31

April 15	May 27	October 23

Turkey:

January 1	August 9	October 16	October 29
April 23	August 30	October 17	
August 7	October 14	October 18	
August 8	October 15	October 28	

United Arab Emirates:

January 1	August 15	October 17
January 24	October 14	November 5
June 6	October 15	December 2
August 14	October 16	December 3

The UAE market is closed every Friday

United Kingdom:

January 1	May 27
March 29	August 26
April 1	December 25
May 6	December 26

Vietnam:

January 1	April 19	May 1
February 10	April 30	September 2

Redemption: The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Fund.

In the calendar year 2013, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

Argentina:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Austria:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Bangladesh:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/1/2013	8/12/2013	11

A-8

8/4/2013	8/13/2013	9
8/5/2013	8/14/2013	9
10/9/2013	10/20/2013	11
10/10/2013	10/21/2013	11
10/13/2013	10/22/2013	9

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/4/2013	2/19/2013	15
2/5/2013	2/20/2013	15
2/6/2013	2/21/2013	15
4/26/2013	5/8/2013	12
4/29/2013	5/9/2013	10
4/30/2013	5/10/2013	10
9/25/2013	10/8/2013	13
9/26/2013	10/9/2013	13
9/27/2013	10/10/2013	13

Colombia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/22/2013	4/1/2013	10

The Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Denmark:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/25/2013	4/2/2013	8
3/26/2013	4/3/2013	8
3/27/2013	4/4/2013	8
12/19/2013	12/27/2013	8
12/20/2013	12/30/2012	10
12/21/2013	1/2/2013	10

Egypt:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/29/2013	5/7/2013	8

A-9

4/30/2013	5/8/2013	8
8/4/2013	8/12/2013	8
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8
10/9/2013	10/17/2013	8
10/10/2013	10/20/2013	10
10/13/2013	10/21/2013	8

Finland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Germany:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Greece:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/29/2013	4/7/2013	8
4/30/2013	4/8/2013	8
12/23/2013	12/31/2013	8

Hong Kong:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/28/2013	4/5/2013	8
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Hungary:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	12/31/2013	8

India:

A-10

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/25/2013	4/2/2013	8
3/26/2013	4/3/2013	8

Indonesia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/2/2013	8/14/2013	12
8/5/2013	8/15/2013	10
8/6/2013	8/16/2013	10
12/19/2013	12/27/2013	8
12/20/2013	1/2/2014	13
12/23/2013	1/3/2014	11

Ireland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/30/2013	11
12/20/2013	12/31/2013	11
12/23/2013	1/2/2014	10

Israel:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/24/2013	4/2/2013	9

Italy:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Jordan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
10/9/2013	10/20/2013	11
10/10/2013	10/21/2013	11
10/13/2013	10/22/2013	9

Kazakhstan:

Redemption Request Date	Redemption Settlement Date	Settlement Period

A-11

3/18/2013	3/26/2013	8
3/19/2013	3/27/2013	8
3/20/2013	3/28/2013	8

Kuwait:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/19/2013	2/27/2013	8
2/20/2013	2/28/2013	8
2/21/2013	3/3/2013	10
10/9/2013	10/20/2013	11
10/10/2013	10/21/2013	11
10/13/2013	10/22/2013	9

Malaysia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/2/2013	8/12/2013	10
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8

Norway:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/25/2013	4/2/2013	8
3/26/2013	4/3/2013	8
3/27/2013	4/4/2013	8

Oman:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8
8/7/2013	8/15/2013	8
10/10/2013	10/20/2013	10
10/13/2013	10/21/2013	8
10/14/2013	10/22/2013	8

Pakistan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/7/2013	8/15/2013	8

Philippines:

Redemption	Redemption	

A-12

Request Date	Settlement Date	Settlement Period
12/23/2013	1/2/2014	10

Portugal:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	12/31/2013	8

Qatar:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8
8/7/2013	8/15/2013	8
10/10/2013	10/20/2013	10
10/13/2013	10/21/2013	8
10/14/2013	10/22/2013	8

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/14/2013	3/22/2013	8
3/15/2013	3/25/2013	10
3/18/2013	3/26/2013	8
3/19/2013	3/27/2013	8
3/20/2013	3/28/2013	8
3/22/2013	4/2/2013	11
3/25/2013	4/3/2013	8
3/26/2013	4/4/2013	8
3/27/2013	4/5/2013	8
3/28/2013	4/8/2013	11
4/24/2013	5/2/2013	8
4/25/2013	5/3/2013	8
4/26/2013	5/6/2013	10
4/29/2013	5/7/2013	8
4/30/2013	5/8/2013	8
6/10/2013	6/18/2013	8
6/11/2013	6/19/2013	8
6/12/2013	6/20/2013	8
6/13/2013	6/21/2013	8
6/14/2013	6/24/2013	10
8/2/2013	8/12/2013	10
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8
8/7/2013	8/15/2013	8
8/8/2013	8/16/2013	8

A-13

9/17/2013	9/25/2013	8
9/18/2013	9/26/2013	8
9/19/2013	9/27/2013	8
9/20/2013	9/30/2013	10
9/23/2013	10/1/2013	8
12/11/2013	12/19/2013	8
12/12/2013	12/20/2013	8
12/13/2013	12/23/2013	10
12/18/2013	12/27/2013	9
12/19/2013	12/30/2013	11
12/20/2013	12/31/2013	11
12/23/2013	1/2/2014	10
12/24/2013	1/3/2014	10

South Korea:

Redemption Request Date	Redemption Settlement Date	Settlement Period
9/13/2013	9/23/2013	10
9/16/2013	9/24/2013	8
9/17/2013	9/25/2013	8

Spain:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/25/2013	4/2/2013	8
3/26/2013	4/3/2013	8
3/27/2013	4/4/2013	8

Sweden:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Switzerland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2013	12/27/2013	8
12/20/2013	12/30/2013	10
12/23/2013	1/2/2014	10

Taiwan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/4/2013	2/18/2013	14

A-14

2/5/2013	2/19/2013	14
2/6/2013	2/20/2013	14

Turkey:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/2/2013	8/12/2013	10
8/5/2013	8/13/2013	8
8/6/2013	8/14/2013	8
10/9/2013	10/21/2013	12
10/10/2013	10/22/2013	12
10/11/2013	10/23/2013	12

UAE:

Redemption Request Date	Redemption Settlement Date	Settlement Period
10/9/2013	10/20/2013	11
10/10/2013	10/21/2013	11
10/13/2013	10/22/2013	9

The dates of the Regular Holidays in calendar year 2014 are:

Australia:

January 1	April 18	June 2	September 29	December 26
January 27	April 21	June 9	October 6	
March 3	May 5	August 4	November 4	
March 10	May 19	August 13	December 25	

Austria:

January 1	May 1	August 15	December 26
January 6	May 29	December 8	December 31
April 18	June 9	December 24	
April 21	June 19	December 25	

Bangladesh:

January 14	May 1	December 16
February 21	July 29	December 25
March 26	August 17	
April 14	November 3	

The Bangladeshi market is closed every Friday

Belgium:

January 1	May 29	August 15
April 18	May 30	November 11
April 21	June 9	December 25
May 1	July 21	December 26

A-15

A-16 Brazil: January 1 April 18 July 9 December 31 January 20 April 21 November 20 March 3 May 1 December 24 March 4 June 19 December 25 Canada: January 1 May 19 September 1 December 26 January 2 June 24 October 13 February 17 July 1 November 11 April 18 August 4 December 25 Chile: January 1 June 16 December 8 April 18 August 15 December 25 May 1 September 18 December 31 May 21 September 19 China: January 1 February 4 May 1 May 26 October 3 November 27 January 20 February 5 May 2 July 4 October 6 December 25 January 30 February 6 May 5 September 1 October 7 January 31 February 7 May 6 October 1 October 13 February 3 February 17 May 7 October 2 November 11 Colombia: January 1 April 18 June 30 November 3 December 31 January 6 May 1 August 7 November 17 March 24 June 2 August 18 December 8 April 17 June 23 October 14 December 25 Czech Republic: January 1 October 28 December 26 April 21 November 17 December 31 May 1 December 24 May 8 December 25 Denmark: January 1 May 16 December 24 April 17 May 29 December 25 April 18 June 5 December 26 April 21 June 9 December 31 Egypt: January 1 April 21 July 28 October 6 January 7 May 1 July 29 January 13 July 1 July 30 April 20 July 23 October 5 The Egyptian market is closed every Friday

A-17 Finland: January 1 May 1 December 25 January 6 May 29 December 26 April 18 June 20 December 31 April 21 December 24 France: January 1 May 8 November 11 April 18 May 29 December 25 April 21 July 14 December 26 May 1 August 15 Germany: April 6 December 26 April 9 May 1 December 25 Greece: January 1 April 18 August 15 January 6 April 21 October 28 March 3 May 1 December 25 March 25 June 9 December 26 Hong Kong: January 1 April 21 July 1 December 24 January 30 May 1 September 9 December 25 January 31 May 6 October 1 December 26 April 18 June 2 October 2 December 31 Hungary: January 1 June 9 December 24 April 21 August 20 December 25 May 1 October 23 December 26 May 2 October 24 India: January 14 April 8 June 30 August 18 October 3 December 25 February 27 April 14 July 1 August 23 October 6 March 17 April 18 July 29 August 29 October 23 March 31 May 1 July 30 September 30 November 4 April 1 May 14 August 15 October 2 November 6 Indonesia: January 1 April 18 July 28 August 1 December 25 January 13 May 15 July 29 August 18 December 26 January 31 May 26 July 30 October 6 December 31 March 31 May 29 July 31 December 24 Ireland: January 1 May 1 October 27 December 29 March 17 May 5 December 24 April 18 June 2 December 25

A-18 April 21 August 4 December 26 Israel: March 16 April 21 June 4 September 26 October 15 April 14 May 4 August 5 October 3 October 16 April 15 May 5 September 24 October 8 April 20 June 3 September 25 October 9 The Israeli market is closed every Friday Italy: January 1 April 25 December 8 December 31 January 6 May 1 December 24 April 18 June 2 December 25 April 21 August 15 December 26 Japan: January 1 February 11 July 21 November 3 January 2 March 21 September 15 November 24 January 3 April 29 September 23 December 23 January 13 May 5 October 13 December 31 Jordan: January 1 May 26 October 25 January 14 June 9 December 25 May 1 July 29 May 25 October 5 The Jordanian market is closed every Friday Kazakhstan: January 1 March 21 May 7 December 1 January 2 March 24 May 9 December 16 January 7 March 25 July 7 December 17 March 10 May 1 September 1 Kenya: January 1 June 1 December 12 April 18 July 28 December 25 April 21 October 4 December 26 May 1 October 27 Kuwait: January 2 February 27 July 30 October 7 January 16 May 29 July 31 October 23 February 25 July 28 October 5 February 26 July 29 October 6 The Kuwaiti market is closed every Friday Malaysia: January 1 February 1 May 15 July 29 October 22 January 14 February 3 May 30 July 30 October 23 January 30 May 1 June 7 September 1 October 25

A-19 January 31 May 13 July 28 October 6 December 25 Mauritius: January 1 February 27 July 29 January 2 March 12 August 15 January 17 March 31 October 23 January 31 May 1 December 25 Mexico: January 1 March 21 September 16 December 25 February 3 April 17 November 17 February 5 April 18 November 20 March 17 May 1 December 12 Netherlands: January 1 April 30 June 9 April 18 May 1 December 25 April 21 May 29 December 26 New Zealand: January 1 February 6 June 2 January 2 April 18 October 27 January 20 April 21 December 25 January 27 April 25 December 26 Nigeria: January 1 May 27 December 24 January 14 May 29 December 25 April 18 July 29 December 26 May 1 October 1 Norway: January 1 May 1 December 25 April 17 May 29 December 26 April 18 June 9 December 31 April 21 December 24 Oman: January 1 July 23 November 5 January 13 October 4 November 22 May 27 October 25 The Omani market is closed every Friday Pakistan: January 1 July 30 November 3 January 24 July 31 December 25 May 1 August 14 July 29 October 6 Peru: January 1 July 28 December 24 April 17 July 29 December 25

A-20 April 18 October 8 December 31 May 1 December 8 Philippines: January 1 April 18 July 29 December 30 February 25 May 1 August 21 December 31 April 7 June 12 December 24 April 17 June 28 December 25 Poland: January 1 June 19 December 26 April 18 August 15 April 21 November 11 May 1 December 25 Portugal: January 1 April 25 June 19 December 24 March 4 May 1 August 15 December 25 April 18 June 10 December 1 December 26 April 21 June 13 December 8 Qatar: July 28 July 31 October 6 July 29 September 3 October 7 July 30 October 5 The Qatari market is closed every Friday Russia: January 1 January 7 May 1 June 13 January 2 January 8 May 2 November 3 January 3 February 24 May 9 November 4 January 6 March 10 June 12 Singapore: January 1 May 1 August 9 December 25 January 31 May 13 October 6 February 1 May 15 October 22 April 18 July 28 October 23 South Africa: January 1 April 28 December 16 March 21 May 1 December 25 April 18 June 16 December 26 April 21 September 24 South Korea: January 1 March 1 August 15 October 3 January 30 May 5 September 7 December 24 January 31 May 6 September 8 February 1 June 6 September 9

A-21 Spain: January 1 April 21 July 25 December 25 January 6 May 1 August 15 December 26 April 17 May 2 September 9 April 18 May 15 December 8 Sweden: January 1 May 1 December 24 January 6 May 29 December 25 April 18 June 6 December 26 April 21 June 20 December 31 Switzerland: January 1 April 18 June 9 September 11 December 26 January 2 April 21 June 19 December 8 December 31 January 6 May 1 August 1 December 24 March 19 May 29 August 15 December 25 Taiwan: January 1 January 31 May 1 January 28 February 3 September 8 January 29 February 4 October 10 January 30 February 28 Thailand: January 1 April 15 July 1 December 5 February 14 May 1 July 14 December 10 April 7 May 5 August 12 April 14 May 14 October 23 Turkey: January 1 July 29 October 7 April 23 July 30 October 28 May 19 October 3 October 29 July 28 October 6 United Arab Emirates: January 1 July 29 October 7 April 23 July 30 October 28 May 19 October 3 October 29 July 28 October 6 The UAE market is closed every Friday United Kingdom: January 1 May 26 April 18 August 25 April 21 December 25 May 5 December 26 Vietnam: January 1 February 2 May 1 September 8 January 23 February 14 May 6 November 20

January 30	March 8	June 2	December 25
January 31	April 9	August 10	
February 1	April 30	September 2	

Redemption: The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Fund.

In the calendar year 2014, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

Austria:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/27/2014	2/10/2014	14
1/28/2014	2/11/2014	14
1/29/2014	2/12/2014	14
4/28/2014	5/8/2014	10
4/29/2014	5/9/2014	10
4/30/2014	5/12/2014	12
9/26/2014	10/8/2014	12
9/29/2014	10/9/2014	10
9/30/2014	10/10/2014	10

The Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10

Denmark:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10
4/14/2014	4/22/2014	8
4/15/2014	4/23/2014	8

A-22

4/16/2014	4/24/2014	8
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10
12/31/2015	1/08/2015	8

Egypt:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/31/2013	1/8/2014	8
1/6/2014	1/14/2014	8
4/14/2014	4/22/2014	8
4/15/2014	4/23/2014	8
4/16/2014	4/24/2014	8
4/17/2014	4/27/2014	10
7/21/2014	7/31/2014	10
7/22/2014	8/3/2014	12
7/24/2014	8/4/2014	11
9/29/2014	10/7/2014	8
9/30/2014	10/8/2014	8
10/1/2014	10/9/2014	8
10/2/2014	10/12/2014	10

Finland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10

Hong Kong:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10

Hungary:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	12/31/2014	8

India:

A-23

Redemption Request Date	Redemption Settlement Date	Settlement Period
9/26/2014	10/7/2014	11
9/29/2014	10/8/2014	9
10/1/2014	10/9/2014	8

Indonesia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10
7/23/2014	8/4/2014	12
7/24/2014	8/5/2014	12
7/25/2014	8/6/2014	12
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10

Ireland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10
12/19/2014	12/30/2014	11
12/22/2014	12/31/2014	9
12/23/2014	1/2/2015	10

Israel:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/13/2014	4/22/2014	9

Italy:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10

Kazakhstan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/18/2014	3/26/2014	8
3/19/2014	3/27/2014	8
3/20/2014	3/28/2014	8

Kuwait:

A-24

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/20/2014	3/2/2014	10
2/23/2014	3/3/2014	8
2/24/2014	3/4/2014	8
7/23/2014	8/3/2014	11
7/24/2014	8/4/2014	11
7/27/2014	8/5/2014	9
9/30/2014	10/8/2014	8
10/1/2014	10/9/2014	8
10/2/2014	10/12/2014	10

Malaysia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/27/2014	2/4/2014	8
1/28/2014	2/5/2014	8
1/29/2014	2/6/2014	8
7/23/2014	7/31/2014	8
7/24/2014	8/1/2014	8
7/25/2014	8/4/2014	10

Nigeria:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	12/31/2014	8

Norway:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10
4/14//2014	4/22//2014	8
4/15//2014	4/23//2014	8
4/16//2014	4/24//2014	8
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10

Pakistan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
7/24/2014	8/1/2014	8
7/25/2014	8/4/2014	10
7/28/2014	8/5/2014	8

A-25

Philippines:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10
12/26/2013	1/3/2014	8
12/27/2013	1/6/2014	10
12/23/2014	1/2/2015	10
12/26/2014	1/5/2015	10
12/29/2014	1/6/2015	8

Portugal:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	12/31/2014	8

Qatar:

Redemption Request Date	Redemption Settlement Date	Settlement Period
7/23/2014	8/3/2014	11
7/24/2014	8/4/2014	11
7/27/2014	8/5/2014	9
9/30/2014	10/8/2014	8
10/1/2014	10/9/2014	8
10/2/2014	10/12/2014	10

Saudi Arabia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
7/22/2014	8/2/2014	11
7/23/2014	8/3/2014	11
9/30/2014	10/08/2014	8
10/01/2014	10/11/2014	10

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10
12/24/2013	1/3/2014	10
12/27/2013	1/6/2014	10
12/30/2013	1/7/2014	8
12/31/2013	1/8/2014	8
3/14/2014	3/24/2014	10
3/17/2014	3/25/2014	8

A-26

3/18/2014	3/26/2014	8
3/19/2014	3/27/2014	8
3/20/2014	3/28/2014	8
4/11/2014	4/22/2014	9
4/14/2014	4/23/2014	9
4/15/2014	4/24/2014	9
4/16/2014	4/25/2014	9
4/17/2014	4/29/2014	12
4/22/2014	4/30/2014	8
4/23/2014	5/2/2014	9
4/24/2014	5/5/2014	11
4/25/2014	5/6/2014	11
4/29/2014	5/7/2014	8
4/30/2014	5/8/2014	8
6/9/2014	6/17/2014	8
6/10/2014	6/18/2014	8
6/11/2014	6/19/2014	8
6/12/2014	6/20/2014	8
6/13/2014	6/23/2014	10
9/17/2014	9/25/2014	8
9/18/2014	9/26/2014	8
9/19/2014	9/29/2014	10
9/22/2014	9/30/2014	8
9/23/2014	10/1/2014	8
12/9/2014	12/17/2014	8
12/10/2014	12/18/2014	8
12/11/2014	12/19/2014	8
12/12/2014	12/22/2014	10
12/15/2014	12/23/2014	8
12/18/2014	12/29/2014	11
12/19/2014	12/30/2014	11
12/22/2014	12/31/2014	9
12/23/2014	1/2/2015	10
12/24/2014	1/5/2015	12
12/29/2014	1/6/2015	8
12/30/2014	1/7/2015	8
12/31/2014	1/8/2015	8

Spain:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/14/2014	4/22/2014	8
4/15/2014	4/23/2014	8
4/16/2014	4/24/2014	8

Sweden:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/2/2014	10

A-27

12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/2/2015	10

Switzerland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2013	1/3/2014	11
12/27/2013	1/6/2014	10
12/30/2013	1/7/2014	8
12/19/2014	12/29/2014	10
12/22/2014	12/30/2014	8
12/23/2014	1/5/2015	13
12/29/2014	1/6/2015	8
12/30/2014	1/7/2015	8

Taiwan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/23/2014	2/5/2014	13
1/24/2014	2/6/2014	13
1/27/2014	2/7/2014	11

Turkey:

Redemption Request Date	Redemption Settlement Date	Settlement Period
7/23/2014	7/31/2014	8
7/24/2014	8/1/2014	8
7/25/2014	8/4/2014	10
9/30/2014	10/8/2014	8
10/1/2014	10/9/2014	8
10/2/2014	10/10/2014	8

UAE:

Redemption Request Date	Redemption Settlement Date	Settlement Period
7/23/2014	7/31/2014	8
7/24/2014	8/3/2014	10
7/27/2014	8/4/2014	8

Vietnam:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/29/2014	5/7/2014	8

A-28